Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

July 31, 2020

SGX-QTLY-0920
1.899285.110

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR		64,895	$565,884
YPF SA Class D sponsored ADR		126,326	787,011

TOTAL ARGENTINA			1,352,895

Australia - 4.2%
Afterpay Ltd. (a)		161,863	7,926,173
AGL Energy Ltd.		493,290	5,857,404
AMP Ltd. (a)		2,576,533	2,696,778
Ampol Ltd.		191,097	3,587,989
APA Group unit		889,962	6,994,167
Aristocrat Leisure Ltd.		438,893	8,209,187
ASX Ltd.		147,673	8,719,986
Aurizon Holdings Ltd.		1,468,878	4,670,008
Australia & New Zealand Banking Group Ltd.		2,145,166	27,245,112
BHP Billiton Ltd.		2,233,573	58,807,416
BlueScope Steel Ltd.		385,152	3,079,173
Brambles Ltd.		1,171,638	9,023,688
Cimic Group Ltd.		73,574	1,129,095
Coca-Cola Amatil Ltd.		378,695	2,213,170
Cochlear Ltd.		48,585	6,602,832
Coles Group Ltd.		1,012,800	13,147,720
Commonwealth Bank of Australia		1,339,573	68,142,525
Computershare Ltd.		365,065	3,502,822
Crown Ltd.		268,905	1,719,467
CSL Ltd.		344,332	66,446,760
DEXUS Property Group unit		856,719	5,208,825
Evolution Mining Ltd.		1,227,854	5,175,718
Fortescue Metals Group Ltd.		1,284,724	15,980,135
Goodman Group unit		1,244,735	15,055,865
Insurance Australia Group Ltd.		1,745,163	6,346,373
Lendlease Group unit		495,697	4,019,611
Macquarie Group Ltd.		255,483	22,540,609
Magellan Financial Group Ltd.		96,902	4,234,207
Medibank Private Ltd.		2,077,509	4,185,659
Mirvac Group unit		2,976,815	4,444,982
National Australia Bank Ltd.		2,417,129	30,175,634
Newcrest Mining Ltd.		612,691	15,399,591
Northern Star Resources Ltd.		561,221	6,198,909
Orica Ltd.		302,408	3,735,598
Origin Energy Ltd.		1,334,344	5,119,340
Qantas Airways Ltd.		679,409	1,567,854
QBE Insurance Group Ltd.		1,101,355	7,713,314
Ramsay Health Care Ltd.		132,855	5,883,033
realestate.com.au Ltd.		41,242	3,196,401
Rio Tinto Ltd.		281,989	20,549,638
Santos Ltd.		1,341,131	5,049,561
Scentre Group unit		3,961,365	5,773,602
SEEK Ltd.		260,791	4,037,601
Sonic Healthcare Ltd.		338,140	7,754,850
South32 Ltd.		3,720,570	5,475,812
SP AusNet		1,374,594	1,748,100
Stockland Corp. Ltd. unit		1,803,858	4,111,165
Suncorp Group Ltd.		949,610	5,800,738
Sydney Airport unit		828,297	3,094,993
Tabcorp Holdings Ltd.		1,496,515	3,806,299
Telstra Corp. Ltd.		3,130,612	7,492,830
The GPT Group unit		1,483,837	4,113,294
TPG Telecom Ltd. (a)		278,464	1,599,547
Transurban Group unit		2,065,009	20,374,524
Treasury Wine Estates Ltd.		542,286	4,184,311
Tuas Ltd. (a)		4,970	2,503
Vicinity Centres unit		2,990,551	2,788,262
Washington H. Soul Pattinson & Co. Ltd.		81,743	1,141,745
Wesfarmers Ltd.		857,309	28,512,081
Westpac Banking Corp.		2,732,510	32,814,100
WiseTech Global Ltd.		108,700	1,603,694
Woodside Petroleum Ltd.		722,920	10,334,969
Woolworths Group Ltd.		956,747	26,439,633

TOTAL AUSTRALIA			684,506,982

Austria - 0.1%
Andritz AG		59,290	1,989,062
Erste Group Bank AG		211,658	4,712,196
OMV AG		113,318	3,566,664
Raiffeisen International Bank-Holding AG (a)		124,798	2,138,934
Verbund AG		53,086	2,785,204
Voestalpine AG (b)		98,090	2,165,893

TOTAL AUSTRIA			17,357,953

Bailiwick of Jersey - 0.4%
Experian PLC		688,233	24,040,060
Ferguson PLC		170,654	15,043,744
Glencore Xstrata PLC		7,571,152	17,327,006
Polymetal International PLC		178,194	4,457,491
WPP PLC		929,753	6,895,323

TOTAL BAILIWICK OF JERSEY			67,763,624

Belgium - 0.6%
Ageas		133,929	5,024,709
Anheuser-Busch InBev SA NV		575,601	31,256,957
Colruyt NV		42,055	2,455,137
Elia System Operator SA/NV		22,947	2,492,205
Galapagos Genomics NV (a)		31,938	5,931,544
Groupe Bruxelles Lambert SA		105,804	9,187,858
KBC Groep NV		188,308	10,736,636
Proximus		114,203	2,355,540
Sofina SA		11,368	3,187,043
Solvay SA Class A		55,664	4,331,515
Telenet Group Holding NV		33,466	1,300,902
UCB SA		95,503	12,245,381
Umicore SA		148,762	6,998,854

TOTAL BELGIUM			97,504,281

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		2,748,000	7,587,732
Alibaba Pictures Group Ltd. (a)		8,860,000	1,234,636
Beijing Enterprises Water Group Ltd.		3,602,000	1,529,048
Brilliance China Automotive Holdings Ltd.		2,414,000	2,469,971
Cheung Kong Infrastructure Holdings Ltd.		489,000	2,549,011
China Gas Holdings Ltd.		2,009,400	6,040,930
China Oriental Group Co. Ltd. (H Shares)		142,184	41,094
China Resource Gas Group Ltd.		694,000	3,420,616
Cosco Shipping Ports Ltd.		1,271,575	662,834
Credicorp Ltd. (United States) (b)		51,316	6,525,856
Dairy Farm International Holdings Ltd.		262,045	1,125,913
GOME Electrical Appliances Holdings Ltd. (a)(b)		7,407,418	1,070,450
Haier Electronics Group Co. Ltd.		1,044,000	4,573,291
Hongkong Land Holdings Ltd.		913,010	3,477,836
Jardine Matheson Holdings Ltd.		167,313	6,842,649
Jardine Strategic Holdings Ltd.		169,619	3,417,005
Kerry Properties Ltd.		466,500	1,109,926
Kunlun Energy Co. Ltd.		2,952,000	2,468,157
Luye Pharma Group Ltd. (c)		1,362,000	859,345
Nine Dragons Paper (Holdings) Ltd.		1,243,000	1,300,689
NWS Holdings Ltd.		1,210,515	937,137
Shenzhen International Holdings Ltd.		806,716	1,315,677

TOTAL BERMUDA			60,559,803

Brazil - 1.1%
Ambev SA		2,836,630	7,558,474
Atacadao Distribuicao Comercio e Industria Ltda		313,500	1,348,581
B2W Companhia Global do Varejo (a)		159,274	3,643,131
B2W Companhia Global do Varejo rights 8/25/20 (a)		10,558	14,168
Banco Bradesco SA		426,644	1,695,437
Banco do Brasil SA		667,000	4,293,616
Banco Santander SA (Brasil) unit		311,400	1,784,272
BB Seguridade Participacoes SA		551,300	2,941,154
BM&F BOVESPA SA		1,563,825	19,018,136
BR Malls Participacoes SA		589,030	1,117,865
Brasil Foods SA (a)		226,200	897,593
BTG Pactual Participations Ltd. unit		174,200	2,885,885
CCR SA		1,041,200	2,985,949
Centrais Eletricas Brasileiras SA (Electrobras)		262,130	1,856,223
Cielo SA		943,714	971,474
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		123,701	1,683,636
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		257,500	3,003,685
Companhia Siderurgica Nacional SA (CSN)		535,400	1,257,277
Cosan SA Industria e Comercio		121,000	2,096,865
CPFL Energia SA		174,800	1,052,174
Drogasil SA		166,800	3,968,117
Energisa SA unit		139,600	1,315,302
ENGIE Brasil Energia SA		157,150	1,390,884
Equatorial Energia SA		688,800	3,371,014
Hapvida Participacoes e Investimentos SA (c)		167,900	2,096,598
Hypermarcas SA		291,700	2,019,765
IRB Brasil Resseguros SA		726,800	1,110,427
IRB Brasil Resseguros SA rights 8/12/20 (a)		178,076	34,137
JBS SA		825,500	3,408,626
Klabin SA unit		525,700	2,082,020
Kroton Educacional SA		1,337,692	2,123,260
Localiza Rent A Car SA		462,841	4,517,902
Lojas Renner SA		606,723	4,783,720
Magazine Luiza SA		563,933	8,725,121
Multiplan Empreendimentos Imobiliarios SA		210,256	852,060
Natura & Co. Holding SA		595,088	5,366,179
Notre Dame Intermedica Participacoes SA (a)		365,600	4,678,850
Petrobras Distribuidora SA		579,900	2,523,455
Petroleo Brasileiro SA - Petrobras (ON)		2,418,811	10,525,541
Porto Seguro SA		75,900	786,128
Rumo SA (a)		829,600	3,533,698
Sul America SA unit		223,037	2,167,712
Suzano Papel e Celulose SA (a)		414,471	3,337,030
TIM Participacoes SA		650,803	1,964,928
Ultrapar Participacoes SA		553,500	2,009,621
Vale SA		2,038,086	23,719,163
Vale SA sponsored ADR (a)		709,181	8,254,867
Weg SA		644,066	8,315,428

TOTAL BRAZIL			181,087,148

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		181,686	14,428,265
Air Canada (a)		108,609	1,225,191
Algonquin Power & Utilities Corp.		449,933	6,207,594
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		659,464	22,918,399
AltaGas Ltd. (b)		221,316	2,772,543
ATCO Ltd. Class I (non-vtg.)		57,600	1,792,354
B2Gold Corp.		789,571	5,470,319
Bank of Montreal (b)		484,958	26,531,578
Bank of Nova Scotia		919,332	37,756,134
Barrick Gold Corp. (Canada)		1,349,785	39,008,681
Bausch Health Cos., Inc. (Canada) (a)		244,745	4,474,826
BCE, Inc.		118,828	4,982,180
BlackBerry Ltd. (a)		402,320	1,907,299
Brookfield Asset Management, Inc. (Canada) Class A		1,016,425	32,827,314
CAE, Inc.		203,247	3,033,266
Cameco Corp.		302,599	3,076,933
Canadian Apartment Properties (REIT) unit		65,145	2,362,233
Canadian Imperial Bank of Commerce		338,067	23,404,347
Canadian National Railway Co.		540,600	52,806,827
Canadian Natural Resources Ltd.		897,811	15,838,795
Canadian Pacific Railway Ltd.		103,671	28,511,170
Canadian Tire Ltd. Class A (non-vtg.) (b)		44,682	4,119,437
Canadian Utilities Ltd. Class A (non-vtg.)		116,167	2,979,953
CCL Industries, Inc. Class B		114,570	3,811,444
Cenovus Energy, Inc. (Canada)		793,783	3,532,007
CGI Group, Inc. Class A (sub. vtg.) (a)		182,874	13,061,746
CI Financial Corp.		166,760	2,292,024
Constellation Software, Inc. (b)		15,342	18,147,303
Cronos Group, Inc. (a)(b)		144,106	944,605
Dollarama, Inc.		223,810	8,184,116
Emera, Inc. (b)		182,972	7,615,580
Empire Co. Ltd. Class A (non-vtg.)		132,917	3,414,591
Enbridge, Inc.		1,537,720	49,215,765
Fairfax Financial Holdings Ltd. (sub. vtg.)		20,384	6,386,769
First Capital Realty, Inc. unit		85,506	866,902
First Quantum Minerals Ltd.		444,617	3,757,561
Fortis, Inc.		353,193	14,384,022
Franco-Nevada Corp. (b)		143,348	22,912,992
George Weston Ltd.		59,818	4,518,113
Gildan Activewear, Inc.		149,395	2,651,177
Great-West Lifeco, Inc.		212,137	3,750,348
Hydro One Ltd. (c)		255,142	5,436,375
iA Financial Corp, Inc.		84,438	2,964,739
IGM Financial, Inc.		65,350	1,606,611
Imperial Oil Ltd.		197,262	3,085,325
Intact Financial Corp.		108,718	11,869,738
Inter Pipeline Ltd.		325,091	3,045,946
Keyera Corp.		171,541	2,607,469
Kinross Gold Corp. (a)		952,693	8,890,711
Kirkland Lake Gold Ltd.		206,972	11,303,148
Loblaw Companies Ltd.		138,965	7,209,435
Lundin Mining Corp.		539,641	3,021,619
Magna International, Inc. Class A (sub. vtg.)		221,030	10,216,109
Manulife Financial Corp.		1,476,261	19,783,407
Metro, Inc. Class A (sub. vtg.)		197,321	8,656,226
National Bank of Canada		254,713	12,025,869
Nutrien Ltd.		434,176	14,139,204
Onex Corp. (sub. vtg.)		68,929	3,063,969
Open Text Corp.		209,340	9,422,605
Pan American Silver Corp.		159,597	5,962,544
Parkland Corp.		115,221	3,033,965
Pembina Pipeline Corp.		416,081	10,111,192
Power Corp. of Canada (sub. vtg.)		429,371	7,619,656
Quebecor, Inc. Class B (sub. vtg.)		142,184	3,243,976
Restaurant Brands International, Inc. (b)		136,132	7,688,518
Restaurant Brands International, Inc.		78,832	4,455,585
RioCan (REIT)		123,078	1,374,629
Ritchie Bros. Auctioneers, Inc.		85,428	3,949,797
Rogers Communications, Inc. Class B (non-vtg.)		270,564	11,049,200
Royal Bank of Canada		1,079,257	74,450,966
Saputo, Inc.		190,916	4,672,236
Shaw Communications, Inc. Class B		355,632	6,504,897
Shopify, Inc. Class A (a)		79,272	81,067,005
Smart (REIT)		57,573	871,686
Sun Life Financial, Inc.		446,319	17,396,928
Suncor Energy, Inc.		1,160,543	18,255,733
TC Energy Corp.		712,947	32,494,990
Teck Resources Ltd. Class B (sub. vtg.)		369,514	3,743,555
TELUS Corp.		322,156	5,587,132
The Toronto-Dominion Bank		1,372,999	60,754,527
Thomson Reuters Corp.		134,475	9,382,981
TMX Group Ltd.		44,003	4,498,033
Wheaton Precious Metals Corp.		340,109	18,452,142
WSP Global, Inc.		87,003	5,463,304
Yamana Gold, Inc.		727,109	4,722,721

TOTAL CANADA			1,053,039,106

Cayman Islands - 7.8%
3SBio, Inc. (a)(c)		974,500	1,184,443
51job, Inc. sponsored ADR (a)		20,414	1,385,702
58.com, Inc. ADR (a)		73,343	4,061,002
AAC Technology Holdings, Inc.		573,500	4,521,456
Agile Property Holdings Ltd.		846,000	1,073,014
Airtac International Group		94,000	1,965,670
AK Medical Holdings Ltd. (c)		298,000	870,895
Alibaba Group Holding Ltd. sponsored ADR (a)		1,424,494	357,576,480
Anta Sports Products Ltd.		833,000	7,899,759
ASM Pacific Technology Ltd.		245,200	2,755,625
Autohome, Inc. ADR Class A		45,246	3,965,812
Baidu.com, Inc. sponsored ADR (a)		208,633	24,910,780
Baozun, Inc. sponsored ADR (a)(b)		33,470	1,407,748
BeiGene Ltd. ADR (a)		30,568	6,388,712
Best, Inc. ADR (a)		162,140	682,609
Bilibili, Inc. ADR (a)(b)		74,497	3,246,579
Bosideng International Holdings Ltd.		2,372,000	685,558
Budweiser Brewing Co. APAC Ltd. (c)		1,288,800	4,672,758
Chailease Holding Co. Ltd.		908,294	3,789,456
Cheung Kong Property Holdings Ltd.		1,993,616	11,073,787
China Aoyuan Group Ltd.		878,000	1,105,671
China Conch Venture Holdings Ltd.		1,254,500	5,390,095
China East Education Holdings Ltd. (c)		397,500	933,448
China Education Group Holdings Ltd.		431,000	817,478
China Feihe Ltd. (c)		679,000	1,305,382
China Hongqiao Group Ltd.		1,296,500	744,413
China Huishan Dairy Holdings Co. Ltd. (a)(d)		958,000	25,958
China Liansu Group Holdings Ltd.		819,000	1,580,873
China Literature Ltd. (a)(c)		230,200	1,513,321
China Medical System Holdings Ltd.		1,041,000	1,261,240
China Mengniu Dairy Co. Ltd.		2,067,000	9,694,522
China Overseas Property Holdings Ltd.		990,000	1,033,392
China Resources Cement Holdings Ltd.		1,802,000	2,464,576
China Resources Land Ltd.		2,386,465	9,945,785
China State Construction International Holdings Ltd.		1,553,750	918,181
China Yuhua Education Corp. Ltd. (c)		864,000	834,982
CIFI Holdings Group Co. Ltd.		2,425,115	2,177,825
CK Hutchison Holdings Ltd.		2,053,116	13,391,096
Country Garden Holdings Co. Ltd.		5,670,165	7,279,478
Country Garden Services Holdings Co. Ltd.		1,026,000	6,188,857
Ctrip.com International Ltd. ADR (a)		362,048	9,847,706
Dali Foods Group Co. Ltd. (c)		1,542,000	941,081
ENN Energy Holdings Ltd.		598,100	7,246,376
Evergrande Real Estate Group Ltd.		1,391,000	3,903,623
Future Land Development Holding Ltd.		1,570,000	1,488,910
GDS Holdings Ltd. ADR (a)(b)		60,025	4,819,407
Geely Automobile Holdings Ltd.		4,457,000	9,373,715
Genscript Biotech Corp. (a)		792,000	1,716,785
Greentown Service Group Co. Ltd.		1,098,000	1,501,723
GSX Techedu, Inc. ADR (a)(b)		58,522	5,215,481
Haidilao International Holding Ltd. (c)		687,000	3,160,078
Haitian International Holdings Ltd.		483,000	1,111,792
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)		398,000	1,720,321
Hengan International Group Co. Ltd.		507,000	4,255,364
Huazhu Group Ltd. ADR		101,368	3,479,963
Hutchison China Meditech Ltd. sponsored ADR (a)		51,956	1,409,047
HUYA, Inc. ADR (a)(b)		47,220	1,148,390
Innovent Biologics, Inc. (a)(c)		717,500	4,397,410
iQIYI, Inc. ADR (a)(b)		170,018	3,587,380
JD.com, Inc. sponsored ADR (a)		645,404	41,170,321
Kaisa Group Holdings Ltd.		1,735,000	770,086
Kingboard Chemical Holdings Ltd.		515,500	1,506,532
Kingboard Laminates Holdings Ltd.		846,500	951,320
Kingdee International Software Group Co. Ltd.		1,770,000	4,887,295
Kingsoft Corp. Ltd.		659,000	3,354,393
Koolearn Technology Holding Ltd. (a)(c)		176,000	815,246
KWG Property Holding Ltd.		964,000	1,716,475
Lee & Man Paper Manufacturing Ltd.		1,013,000	623,461
Li Ning Co. Ltd.		1,580,500	5,087,993
Lijun International Pharmaceutical Holding Ltd.		1,168,000	736,942
Logan Property Holdings Co. Ltd.		1,005,000	1,740,204
Longfor Properties Co. Ltd. (c)		1,344,500	6,644,175
Meituan Dianping Class B (a)		2,696,590	66,768,463
Melco Crown Entertainment Ltd. sponsored ADR		164,300	2,704,378
Momo, Inc. ADR		120,935	2,233,669
NetEase, Inc. ADR		62,010	28,426,624
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		107,957	15,135,571
NIO, Inc. sponsored ADR (a)(b)		685,105	8,180,154
Noah Holdings Ltd. sponsored ADR (a)		26,513	807,851
Pinduoduo, Inc. ADR (a)		195,442	17,941,576
Ping An Healthcare and Technology Co. Ltd. (a)(c)		284,300	4,856,757
Sands China Ltd.		1,801,200	6,972,117
Semiconductor Manufacturing International Corp. (a)		2,515,000	9,847,380
Shenzhou International Group Holdings Ltd.		643,000	7,674,219
Shimao Property Holdings Ltd.		917,000	3,886,746
Shui On Land Ltd.		2,481,000	368,134
Silergy Corp.		56,000	3,347,183
SINA Corp. (a)		48,761	1,967,506
Sino Biopharmaceutical Ltd.		7,995,000	10,418,887
SOHO China Ltd. (a)		1,535,000	570,404
Sunac China Holdings Ltd.		1,923,000	9,056,359
Sunny Optical Technology Group Co. Ltd.		551,900	10,389,560
TAL Education Group ADR (a)		290,331	22,695,174
Tencent Holdings Ltd.		4,346,100	298,134,707
Tencent Music Entertainment Group ADR (a)		278,207	4,490,261
Tingyi (Cayman Islands) Holding Corp.		1,624,000	3,025,762
Tongcheng-Elong Holdings Ltd. (a)		657,600	1,206,543
Topsports International Holdings Ltd. (c)		954,000	1,147,218
Towngas China Co. Ltd.		25,435	12,241
Uni-President China Holdings Ltd.		959,000	1,039,392
Vinda International Holdings Ltd.		270,000	1,015,509
Vipshop Holdings Ltd. ADR (a)		335,266	7,634,007
Want Want China Holdings Ltd.		3,969,000	2,934,386
Weibo Corp. sponsored ADR (a)(b)		43,082	1,488,914
WH Group Ltd. (c)		7,177,000	6,380,338
Wharf Real Estate Investment Co. Ltd.		1,250,000	4,419,184
Wuxi Biologics (Cayman), Inc. (a)(c)		691,000	14,229,591
Wynn Macau Ltd.		1,108,800	1,942,829
Xiaomi Corp. Class B (a)(c)		7,893,400	15,132,133
Xinyi Solar Holdings Ltd.		3,071,580	3,360,773
Yihai International Holding Ltd.		354,000	4,336,903
Yuzhou Properties Co.		1,229,739	552,171
YY, Inc. ADR (a)		44,429	3,546,323
Zai Lab Ltd. ADR (a)		40,087	3,051,022
Zhen Ding Technology Holding Ltd.		445,230	2,047,069
Zhenro Properties Group Ltd.		1,077,000	685,084
Zhongsheng Group Holdings Ltd. Class H		454,500	2,806,062
ZTO Express (Cayman), Inc. sponsored ADR		286,843	10,627,533

TOTAL CAYMAN ISLANDS			1,282,548,080

Chile - 0.2%
Aguas Andinas SA		1,811,435	636,799
Banco de Chile (a)		38,616,518	3,707,300
Banco de Credito e Inversiones		35,689	1,272,823
Banco Santander Chile		48,986,154	2,132,055
Cencosud SA		1,085,131	1,890,587
Cencosud Shopping SA		374,920	695,800
Colbun SA		5,779,953	1,045,882
Compania Cervecerias Unidas SA		108,269	841,056
Compania de Petroleos de Chile SA (COPEC)		325,279	2,655,304
Empresa Nacional de Telecomunicaciones SA (ENTEL)		115,790	825,638
Empresas CMPC SA		935,199	2,071,604
Enel Chile SA		20,235,979	1,737,430
Enersis SA		26,122,513	4,052,982
S.A.C.I. Falabella		685,381	2,444,362

TOTAL CHILE			26,009,622

China - 3.5%
A-Living Services Co. Ltd. (H Shares) (c)		330,750	1,867,065
Accelink Technologies Co. Ltd. (A Shares)		28,600	132,439
Agricultural Bank of China Ltd.:
(A Shares)		1,137,100	526,560
(H Shares)		23,491,000	8,335,193
Aier Eye Hospital Group Co. Ltd. (A Shares)		173,402	1,126,157
Air China Ltd.:
(A Shares)		484,400	474,320
(H Shares)		1,052,000	652,893
Aisino Co. Ltd. (A Shares)		109,600	274,819
Aluminum Corp. of China Ltd.:
(A shares) (a)		463,800	218,763
(H Shares) (a)		3,422,000	878,647
Angel Yeast Co. Ltd. (A Shares)		41,700	393,974
Anhui Conch Cement Co. Ltd.:
(A Shares)		129,900	1,143,840
(H Shares)		1,019,000	7,698,083
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		15,700	479,205
(B Shares)		193,600	2,135,513
Anhui Kouzi Distillery Co. Ltd. (A Shares)		28,300	202,782
Anxin Trust Co. Ltd. (A Shares) (a)		43,200	12,449
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		11,400	356,865
Autobio Diagnostics Co. Ltd.		12,900	300,938
AVIC Aircraft Co. Ltd. (A Shares)		142,600	484,523
AVIC Aviation Engine Corp. PLC (A Shares)		105,652	558,467
AVIC Capital Co. Ltd. (A Shares)		584,900	397,472
AVIC Electromechanical Systems Co. Ltd. (A Shares) (a)		142,000	208,669
AVIC Jonhon OptronicTechnology Co. Ltd.		43,800	273,469
AVIC Shenyang Aircraft Co. Ltd. (A Shares)		56,100	514,179
AviChina Industry & Technology Co. Ltd. (H Shares)		1,899,000	1,129,555
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)		140,200	136,479
Baic Motor Corp. Ltd. (H Shares) (c)		1,269,000	618,921
Bank Communications Co. Ltd.:
(A Shares)		753,200	514,001
(H Shares)		7,824,200	4,341,001
Bank of Beijing Co. Ltd. (A Shares)		909,300	629,652
Bank of Chengdu Co. Ltd. (A Shares)		202,100	240,776
Bank of China Ltd.:
(A Shares)		1,564,300	746,811
(H Shares)		60,120,024	20,020,515
Bank of Hangzhou Co. Ltd. (A Shares)		292,631	396,040
Bank of Jiangsu Co. Ltd. (A Shares)		550,200	477,224
Bank of Nanjing Co. Ltd. (A Shares)		590,500	656,944
Bank of Ningbo Co. Ltd. (A Shares)		284,300	1,180,788
Bank of Shanghai Co. Ltd. (A Shares)		572,500	679,598
Baoshan Iron & Steel Co. Ltd. (A Shares)		815,800	575,434
BBMG Corp. (A Shares)		477,800	221,256
Beijing Capital Development Co. Ltd. (A Shares)		182,900	176,996
Beijing Capital International Airport Co. Ltd. (H Shares)		1,374,000	905,918
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		167,500	259,349
Beijing Enlight Media Co. Ltd. (A Shares)		123,900	236,249
Beijing New Building Materials PLC (A Shares)		77,400	341,995
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		67,400	529,719
Beijing Originwater Technology Co. Ltd. (A Shares)		167,400	205,916
Beijing Shiji Information Technology Co. Ltd. (A Shares)		46,200	243,414
Beijing Shunxin Agriculture Co. Ltd.		31,500	279,452
Beijing Sinnet Technology Co. Ltd. (A Shares)		72,700	272,137
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		67,080	477,292
Beijing Tongrentang Co. Ltd. (A Shares)		98,200	380,684
Beijing Yanjing Brewery Co. Ltd. (A Shares)		219,300	240,832
Betta Pharmaceuticals Co. Ltd. (A Shares)		17,400	344,725
BGI Genomics Co. Ltd.		18,900	444,784
BOE Technology Group Co. Ltd. (A Shares)		1,521,900	1,018,942
Bohai Leasing Co. Ltd. (A shares) (a)		349,496	153,825
By-Health Co. Ltd. (A Shares)		80,300	288,038
BYD Co. Ltd.:
(A Shares)		22,300	272,997
(H Shares)		561,000	5,285,568
Caitong Securities Co. Ltd.		209,200	502,069
Cansino Biologics, Inc. (H Shares) (a)(c)		45,200	1,582,814
CGN Power Co. Ltd. (H Shares) (c)		7,123,000	1,498,070
Changchun High & New Technology Industry Group, Inc. (A Shares)		19,000	1,353,806
Changjiang Securities Co. Ltd. (A Shares)		247,700	306,822
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		9,900	211,479
Chaozhou Three-Circle Group Co. (A Shares)		93,100	382,002
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		36,700	251,344
Chengdu Xingrong Environment Co. Ltd. (A Shares)		208,000	152,083
China Aerospace Times Electronics Co. Ltd. (A Shares)		111,500	118,611
China Avionics Systems Co. Ltd. (A Shares)		57,200	143,345
China Cinda Asset Management Co. Ltd. (H Shares)		7,145,000	1,345,974
China CITIC Bank Corp. Ltd.:
(A Shares)		308,300	228,071
(H Shares)		6,457,293	2,816,104
China Communications Construction Co. Ltd.:
(A Shares)		293,200	332,076
(H Shares)		3,291,000	1,915,076
China Communications Services Corp. Ltd. (H Shares)		1,896,000	1,228,071
China Construction Bank Corp.:
(A Shares)		1,574,400	1,381,379
(H Shares)		71,530,649	52,155,190
China Eastern Airlines Corp. Ltd.:
(A Shares)		645,300	407,987
(H Shares)		822,000	291,666
China Enterprise Co. Ltd. (A Shares)		214,400	130,943
China Everbright Bank Co. Ltd.:
(A Shares)		1,635,600	886,371
(H Shares)		2,523,000	947,309
China Film Co. Ltd. (A Shares)		50,000	104,155
China Fortune Land Development Co. Ltd. (A Shares)		202,930	504,768
China Galaxy Securities Co. Ltd. (H Shares)		3,410,500	2,037,420
China Gezhouba Group Co. Ltd. (A Shares)		243,700	233,039
China Greatwall Technology Group Co. Ltd. (A Shares)		152,400	399,837
China Huarong Asset Management Co. Ltd. (c)		7,613,000	864,410
China International Capital Corp. Ltd. (H Shares) (c)		1,008,800	2,381,977
China International Travel Service Corp. Ltd. (A Shares)		87,400	3,044,838
China Jushi Co. Ltd. (A Shares)		167,800	332,947
China Life Insurance Co. Ltd.		112,700	589,582
China Life Insurance Co. Ltd. (H Shares)		5,641,000	12,939,963
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,373,000	1,699,308
China Merchants Bank Co. Ltd.:
(A Shares)		442,700	2,208,692
(H Shares)		3,451,191	16,097,513
China Merchants Energy Shipping Co. Ltd. (A Shares)		234,800	210,390
China Merchants Property Operation & Service Co. Ltd. (A Shares)		52,600	254,888
China Merchants Securities Co. Ltd. (A Shares)		297,700	918,902
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		307,700	752,581
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,905,200	1,513,202
(H Shares)		3,999,832	2,518,506
China Molybdenum Co. Ltd.:
(A Shares)		384,300	242,421
(H Shares)		3,360,000	1,361,289
China National Building Materials Co. Ltd. (H Shares)		2,908,000	4,510,040
China National Chemical Engineering Co. Ltd. (A Shares)		327,100	270,115
China National Medicines Corp. Ltd. (A Shares)		40,000	252,152
China National Nuclear Power Co. Ltd. (A Shares)		808,100	502,807
China National Software & Service Co. Ltd. (A Shares)		24,200	329,044
China Northern Rare Earth Group High-Tech Co. Ltd. (a)		167,000	297,122
China Oilfield Services Ltd. (H Shares)		1,262,000	981,879
China Pacific Insurance (Group) Co. Ltd.		109,600	463,688
China Pacific Insurance (Group) Co. Ltd. (H Shares)		2,465,200	7,140,851
China Petroleum & Chemical Corp.:
(A Shares)		425,000	243,722
(H Shares)		19,425,800	8,275,798
China Railway Construction Corp. Ltd.:
(A Shares)		612,400	771,739
(H Shares)		1,489,000	1,189,233
China Railway Group Ltd.:
(A Shares)		127,200	101,575
(H Shares)		4,260,000	2,154,652
China Railway Signal & Communications Corp. (H Shares) (c)		1,151,000	500,480
China Reinsurance Group Corp. (H Shares)		4,120,000	451,853
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		35,200	152,909
China Shenhua Energy Co. Ltd.:
(A Shares)		31,000	68,132
(H Shares)		2,851,000	4,752,709
China Shipbuilding Industry Co. (A Shares)		1,070,500	735,138
China Shipping Development Co. Ltd.:
(A Shares)		293,500	301,699
(H Shares)		618,000	275,896
China South Publishing & Media Group Co. Ltd. (A Shares)		134,474	205,707
China Southern Airlines Ltd.:
(A Shares)		244,900	187,138
(H Shares)		1,300,000	602,170
China Spacesat Co. Ltd. (A Shares)		45,800	231,983
China State Construction Engineering Corp. Ltd. (A Shares)		1,870,840	1,349,122
China Telecom Corp. Ltd. (H Shares)		10,412,000	3,091,591
China Tower Corp. Ltd. (H Shares) (c)		34,750,000	6,322,013
China TransInfo Technology Co. Ltd. (A Shares)		69,600	233,991
China United Network Communications Ltd. (A Shares)		1,157,100	842,716
China Vanke Co. Ltd.:
(A Shares)		407,200	1,566,884
(H Shares)		1,298,400	4,087,708
China Yangtze Power Co. Ltd. (A Shares)		952,000	2,507,221
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		56,000	101,721
Chongqing Brewery Co. Ltd. (A Shares)		21,000	219,238
Chongqing Changan Automobile Co. Ltd. (A Shares)		166,900	264,881
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		42,300	238,937
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,695,000	686,722
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		70,800	1,887,959
CITIC Securities Co. Ltd.:
(A Shares)		20,500	88,053
(H Shares)		2,483,500	5,780,723
Contemporary Amperex Technology Co. Ltd.		94,500	2,874,499
COSCO Shipping Development Co. Ltd. (H Shares)		957,000	95,079
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)		369,900	229,625
(H Shares) (a)		2,061,000	776,502
CRRC Corp. Ltd.:
(A Shares)		474,100	396,944
(H Shares)		5,074,800	2,206,634
CSC Financial Co. Ltd. (A Shares)		126,500	881,944
Daqin Railway Co. Ltd. (A Shares)		729,000	678,295
Dawning Information Industry Co. Ltd. (A Shares)		60,480	384,809
DHC Software Co. Ltd. (A Shares)		149,900	261,755
Dong E-E-Jiao Co. Ltd. (A Shares)		53,400	311,742
Dongfang Electric Corp. Ltd. (A Shares)		139,524	207,231
Dongfeng Motor Group Co. Ltd. (H Shares)		2,092,000	1,498,084
Dongxing Securities Co. Ltd. (A Shares)		195,900	386,174
East Money Information Co. Ltd. (A Shares)		385,740	1,474,905
Eve Energy Co. Ltd. (A shares)		85,729	739,896
Everbright Securities Co. Ltd. (A Shares)		198,200	682,248
Fangda Carbon New Material Co. Ltd. (A Shares)		224,487	220,137
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		58,500	238,105
Financial Street Holdings Co. Ltd. (A Shares)		177,500	175,588
First Capital Securities Co. Ltd. (A Shares)		169,200	263,194
Focus Media Information Technology Co. Ltd. (A Shares)		732,640	636,517
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		117,080	2,519,138
Founder Securities Co. Ltd. (A Shares)		378,800	465,955
Foxconn Industrial Internet Co. Ltd. (A Shares)		277,694	580,856
Fujian Sunner Development Co. Ltd. A Shares		72,200	297,075
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)		573,600	1,602,317
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		4,200	373,325
GCL System Integration Technology Co. Ltd. (a)		217,700	95,817
GD Power Development Co. Ltd. (A Shares)		1,154,400	337,624
GEM Co. Ltd. (A Shares)		174,900	134,150
Gemdale Corp. (A Shares)		203,200	407,557
GF Securities Co. Ltd.:
(A Shares)		70,600	157,898
(H Shares)		1,440,600	1,726,794
Giant Network Group Co. Ltd. (A Shares)		72,500	219,314
Gigadevice Semiconductor Beijing, Inc. (A Shares)		19,860	659,139
Glodon Co. Ltd. (A Shares)		46,100	505,800
GoerTek, Inc. (A Shares)		151,600	928,055
Grandjoy Holdings Group Co. Ltd.		183,300	144,009
Great Wall Motor Co. Ltd. (H Shares)		2,289,500	2,236,238
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		142,700	1,164,284
Greenland Holdings Corp. Ltd. (A Shares)		497,600	582,839
GRG Banking Equipment Co. Ltd. (A Shares)		127,700	263,633
Guangdong Haid Group Co. Ltd. (A Shares)		66,500	608,736
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)		129,700	134,439
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)		275,100	467,759
Guanghui Energy Co. Ltd. (A Shares) (a)		376,500	158,693
Guangzhou Automobile Group Co. Ltd.		12,200	18,890
Guangzhou Automobile Group Co. Ltd. (H Shares)		2,429,526	2,322,850
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		94,600	192,587
Guangzhou Baiyunshan Pharma Health (A Shares)		64,500	343,623
Guangzhou Haige Communications Group (A Shares)		113,500	234,318
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		19,900	275,085
Guangzhou R&F Properties Co. Ltd. (H Shares)		933,600	1,075,706
Guosen Securities Co. Ltd. (A Shares)		180,900	342,341
Guotai Junan Securities Co. Ltd.:
(A Shares)		299,900	794,557
(H Shares) (c)		538,200	890,253
Guoxuan High Tech Co. Ltd. (A Shares)		45,300	164,051
Guoyuan Securities Co. Ltd. (A Shares)		213,000	317,890
Hafei Aviation Industry Co. Ltd. (A Shares)		35,900	264,857
Haier Smart Home Co. Ltd. (A Shares) (d)		326,100	841,530
Haitong Securities Co. Ltd.:
(A Shares)		18,300	36,993
(H Shares)		2,948,000	2,738,681
Hanergy Mobile Energy Holding (a)(d)		1,902,000	2
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		411,700	2,183,291
Hangzhou Robam Appliances Co. Ltd. (A Shares)		60,000	329,713
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		79,400	229,487
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		37,500	579,020
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		34,400	295,414
Heilongjiang Agriculture Co. Ltd. (A Shares)		84,100	231,134
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		124,800	977,445
Hengli Petrochemical Co. Ltd. (A Shares)		227,260	530,099
Hengtong Optic-electric Co. Ltd. (A Shares)		104,200	246,937
Hengyi Petrochemical Co. Ltd. (A Shares)		179,010	260,489
Hesteel Co. Ltd. (A Shares)		773,200	249,414
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		24,400	500,548
Holitech Technology Co. Ltd. (A Shares)		125,900	94,942
Hongfa Technology Co. Ltd. (A Shares)		31,600	190,729
Huaan Securities Co. Ltd. (A Shares)		154,500	179,194
Huadian Power International Corp. Ltd. (A Shares)		448,900	233,616
Huadong Medicine Co. Ltd. (A Shares)		78,960	314,701
Hualan Biological Engineer, Inc. (A Shares)		83,850	780,540
Huaneng Power International, Inc.:
(A Shares)		255,300	171,660
(H Shares)		2,522,000	1,077,096
Huatai Securities Co. Ltd.:
(A Shares)		217,500	648,276
(H Shares) (c)		1,335,400	2,412,242
HUAXI Securities Co. Ltd.		117,400	214,598
Huaxia Bank Co. Ltd. (A Shares)		695,800	634,436
Huaxin Cement Co. Ltd. (A Shares)		72,800	285,871
Huayu Automotive Systems Co. Ltd. (A Shares)		152,100	457,926
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		191,400	157,507
Hubei Energy Group Co. Ltd. (A Shares)		381,300	206,089
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		52,300	189,851
Hundsun Technologies, Inc. (A Shares)		51,350	806,343
iFlytek Co. Ltd. (A Shares)		106,200	557,557
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,310,600	931,962
(H Shares)		47,217,008	27,666,408
Industrial Bank Co. Ltd. (A Shares)		956,200	2,146,777
Industrial Securities Co. Ltd. (A Shares)		491,400	576,986
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		288,400	1,514,533
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		2,285,300	383,332
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		136,800	213,188
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		454,000	486,209
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)		366,500	132,935
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		1,027,585	749,109
Inspur Electronic Information Industry Co. Ltd. (A Shares)		70,834	385,491
Jafron Biomedical Co. Ltd. (A Shares)		34,200	359,889
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		165,700	176,980
Jiangsu Expressway Co. Ltd. (H Shares)		890,000	954,273
Jiangsu Hengli Hydraulic Co. Ltd.		49,432	431,591
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		234,472	3,172,615
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		54,600	340,274
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		69,800	1,351,439
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		42,300	223,048
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		180,500	244,543
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		145,700	243,768
Jiangxi Copper Co. Ltd. (H Shares)		1,220,000	1,452,924
Jiangxi Ganfeng Lithium Co. Ltd.		51,900	416,382
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		93,800	290,068
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		93,304	232,352
Jinke Properties Group Co. Ltd. (A Shares)		268,300	334,647
Jinyu Bio-Technology Co. Ltd. (A Shares)		67,900	284,152
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		132,100	376,311
Jointown Pharmaceutical Group (A Shares) (a)		62,100	166,665
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		35,100	353,559
Juewei Food Co. Ltd.		31,000	380,881
Juneyao Airlines Co. Ltd. (A shares)		110,600	147,622
Kweichow Moutai Co. Ltd. (A Shares)		53,100	12,775,547
Legend Holdings Corp.:
(H Shares) (c)		417,000	541,272
rights (a)(d)		9,446	1,584
Lens Technology Co. Ltd. (A Shares)		123,700	582,575
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		85,600	526,229
Leyard Optoelectronic Co. Ltd. (A Shares)		166,100	171,454
Liaoning Chengda Co. Ltd. (A Shares)		64,100	256,854
Livzon Pharmaceutical Group, Inc. (A Shares)		44,700	349,005
Lomon Billions Group Co. Ltd. (A Shares)		97,800	330,620
LONGi Green Energy Technology Co. Ltd.		172,230	1,402,502
Luxshare Precision Industry Co. Ltd. (A Shares)		302,782	2,543,314
Luzhou Laojiao Co. Ltd. (A Shares)		68,400	1,156,940
Maanshan Iron & Steel Co. Ltd. (A Shares)		460,000	178,061
Mango Excellent Media Co. Ltd. (A Shares)		80,894	789,555
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		207,764	458,411
Metallurgical Corp. China Ltd. (A Shares)		904,300	363,009
Muyuan Foodstuff Co. Ltd. (A Shares)		160,650	2,106,946
Nanji E-Commerce Co. Ltd. (A Shares)		115,200	323,544
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		35,230	238,498
Nanjing Securities Co. Ltd. (A Shares)		170,300	382,587
NARI Technology Co. Ltd. (A Shares)		211,400	644,036
NAURA Technology Group Co. Ltd.		21,800	651,611
NavInfo Co. Ltd. (A Shares)		84,700	226,226
New China Life Insurance Co. Ltd.		64,400	488,045
New China Life Insurance Co. Ltd. (H Shares)		715,500	2,797,266
Ningbo Joyson Electronic Corp. (A shares)		50,100	162,040
Ningbo Zhoushan Port Co. Ltd. (A Shares)		484,500	289,652
Northeast Securities Co. Ltd. (A Shares)		122,300	196,728
O-film Tech Co. Ltd. (A Shares)		109,000	303,943
Oceanwide Holdings Co., Ltd. (A Shares)		290,100	175,096
Offshore Oil Enginering Co. Ltd. (A Shares)		155,000	106,887
Oppein Home Group, Inc. (A Shares)		22,400	287,709
Orient Securities Co. Ltd. (A Shares)		349,900	587,418
Ovctek China, Inc. (A Shares)		23,550	220,774
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		432,800	136,507
People's Insurance Co. of China Group Ltd.:
(A Shares)		244,300	250,074
(H Shares)		6,090,000	1,980,156
Perfect World Co. Ltd. (A Shares)		73,950	406,902
PetroChina Co. Ltd. (H Shares)		17,844,000	6,193,355
PICC Property & Casualty Co. Ltd. (H Shares)		5,226,001	4,126,695
Ping An Bank Co. Ltd. (A Shares)		892,200	1,706,336
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		634,877	6,908,405
(H Shares)		4,355,500	45,955,877
Poly Developments & Holdings (A Shares)		538,000	1,203,243
Poly Property Development Co. Ltd. (H Shares)		85,400	898,594
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		7,446,000	4,102,347
Power Construction Corp. of China Ltd. (A Shares)		678,739	409,667
Qihoo 360 Technology Co. Ltd. (A Shares)		105,500	293,730
Risesun Real Estate Development Co. Ltd. (A Shares)		266,500	314,062
Rongsheng Petrochemical Co. Ltd. (A Shares)		233,000	557,852
SAIC Motor Corp. Ltd. (A Shares)		354,800	924,749
Sanan Optoelectronics Co. Ltd. (A Shares)		182,900	706,411
Sangfor Technologies, Inc.		12,900	395,536
Sany Heavy Industry Co. Ltd. (A Shares)		378,700	1,146,120
SDIC Capital Co. Ltd.		140,400	298,105
SDIC Power Holdings Co. Ltd. (A Shares)		307,300	379,766
Sealand Securities Co. Ltd. (A Shares)		393,590	317,687
Seazen Holdings Co. Ltd. (A Shares)		115,800	564,959
SF Holding Co. Ltd. (A Shares)		130,300	1,324,828
Shaanxi Coal Industry Co. Ltd. (A Shares)		393,400	456,278
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		100,770	414,051
Shandong Gold Mining Co. Ltd. (A Shares)		126,180	778,048
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		88,000	291,813
Shandong Linglong Tyre Co. Ltd. (A Shares)		61,200	205,750
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		751,200	255,241
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		39,500	203,187
Shandong Sun Paper Industry JSC Ltd. (A Shares)		141,300	256,867
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,888,000	4,798,988
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		339,840	150,550
Shanghai Baosight Software Co. Ltd. (A Shares)		34,600	353,433
Shanghai Construction Group Co. Ltd. (A Shares)		537,633	240,484
Shanghai Electric Group Co. Ltd.:
(A Shares)		779,100	614,331
(H Shares)		902,000	278,154
Shanghai Electric Power Co. Ltd. (A Shares)		186,700	210,117
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		25,500	227,503
(H Shares)		490,000	2,317,136
Shanghai International Airport Co. Ltd. (A Shares)		39,972	389,282
Shanghai International Port Group Co. Ltd. (A Shares)		339,700	219,644
Shanghai Jahwa United Co. Ltd. (A Shares)		38,300	255,602
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		1,014,843	852,468
Shanghai M&G Stationery, Inc. (A Shares)		41,300	387,057
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		116,300	341,806
(H Shares)		522,400	927,477
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,359,700	2,019,525
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		206,200	305,376
Shanghai Tunnel Engineering Co. Ltd.		150,800	130,150
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		160,700	236,610
Shanghai Zhangjiang High Ltd. (A Shares)		93,000	268,394
Shanghaioriental Pearl Media Co. Ltd.		189,390	275,322
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		187,000	170,776
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		160,300	151,678
Shanxi Securities Co. Ltd. (A Shares)		332,800	394,580
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		381,000	193,910
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		41,200	1,065,211
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		306,280	184,862
Shenergy Co. Ltd. (A Shares)		316,871	258,943
Shengyi Technology Co. Ltd.		104,200	429,788
Shennan Circuits Co. Ltd. (A Shares)		21,440	473,791
Shenwan Hongyuan Group Co. Ltd. (A Shares) (a)		974,400	814,427
Shenzhen Energy Group Co. Ltd. (A Shares)		351,298	285,565
Shenzhen Expressway Co. Ltd. (H Shares)		452,000	430,987
Shenzhen Goodix Technology Co. Ltd. (A Shares)		20,200	602,801
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		48,100	169,364
Shenzhen Inovance Technology Co. Ltd. (A Shares)		68,200	491,421
Shenzhen Kangtai Biological Products Co. Ltd.		28,900	931,658
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		43,600	2,168,952
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		415,300	426,901
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		66,500	331,778
Shenzhen Sunway Communication Co. Ltd. (A Shares)		51,700	409,959
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		146,100	58,648
Siasun Robot & Automation Co. Ltd. (A Shares) (a)		71,500	160,321
Sichuan Chuantou Energy Co. Ltd. (A Shares)		269,300	368,711
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		89,500	288,319
Sichuan Languang Development Co. Ltd. (A Shares)		184,600	141,590
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		184,100	858,323
Sichuan Swellfun Co. Ltd. (A Shares)		22,000	200,913
Sinolink Securities Co. Ltd. (A Shares)		130,500	269,975
Sinopec Engineering Group Co. Ltd. (H Shares)		1,186,500	525,102
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		366,600	188,683
(H Shares)		2,256,000	503,578
Sinopharm Group Co. Ltd. (H Shares)		1,005,200	2,394,229
Sinotrans Ltd.		364,805	177,299
Songcheng Performance Development Co. Ltd. (A Shares)		109,352	292,696
Soochow Securities Co. Ltd. (A Shares)		223,250	365,514
Southwest Securities Co. Ltd. (A Shares)		265,200	222,421
Spring Airlines Co. Ltd. (A Shares)		51,900	294,875
Suning.com Co. Ltd. (A Shares)		466,600	689,684
Sunwoda Electronic Co. Ltd. (A Shares)		59,600	203,875
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		67,500	284,026
Suzhou Gold Mantis Consolidated Co. Ltd.		162,600	209,103
Tangshan Jidong Cement Co. Ltd. A Shares		63,000	173,054
TBEA Co. Ltd. (A Shares)		214,500	268,465
TCL Corp. (A Shares)		628,400	563,971
The Pacific Securities Co. Ltd. (A Shares) (a)		498,700	309,581
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		119,100	415,432
Tianma Microelectronics Co. Ltd. (A Shares)		100,300	241,721
Tianqi Lithium Corp. (A Shares) (a)		65,650	238,123
Toly Bread Co. Ltd.		26,900	232,434
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		126,700	249,035
Tongkun Group Co. Ltd. (A Shares)		104,500	216,337
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		843,700	275,784
Tongwei Co. Ltd. (A Shares)		153,400	600,391
Topchoice Medical Corp. (a)		13,500	341,509
Transfar Zhilian Co. Ltd.		197,838	162,805
TravelSky Technology Ltd. (H Shares)		709,000	1,363,057
Tsingtao Brewery Co. Ltd.:
(A Shares)		52,600	625,908
(H Shares)		288,000	2,564,030
Unigroup Guoxin Microelectronics Co. Ltd.		28,300	514,623
Unisplendour Corp. Ltd. (A Shares) (a)		95,200	597,802
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		76,000	263,788
Venustech Group, Inc. (A Shares)		41,500	234,894
Walvax Biotechnology Co. Ltd. (A Shares)		76,500	886,833
Wanda Film Holding Co. Ltd. (A Shares) (a)		110,000	273,614
Wangsu Science & Technology Co. Ltd. (A Shares)		146,900	188,702
Wanhua Chemical Group Co. Ltd. (A Shares)		149,600	1,449,641
Weichai Power Co. Ltd.:
(A Shares)		182,100	422,672
(H Shares)		1,609,800	3,472,879
Weifu High-Technology Group Co. Ltd. (A Shares)		63,800	201,595
Weihai Guangwei Composites Co. Ltd. (A Shares)		22,900	254,603
Wens Foodstuffs Group Co. Ltd. (A Shares)		284,520	968,775
Western Securities Co. Ltd. (A Shares)		245,300	348,864
Westone Information Industry, Inc. (A Shares)		33,900	106,388
Will Semiconductor Ltd.		25,200	742,941
Wingtech Technology Co. Ltd. (A Shares)		41,900	913,370
Winning Health Technology Group Co. Ltd. (A Shares)		105,690	349,717
Wuchan Zhongda Group Co. Ltd.		226,000	148,395
Wuhan Guide Infrared Co. Ltd. (A Shares)		61,880	346,077
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		96,600	631,522
Wuliangye Yibin Co. Ltd. (A Shares)		167,200	5,213,651
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		86,400	298,027
WuXi AppTec Co. Ltd.		97,580	1,580,832
WuXi AppTec Co. Ltd. (H Shares) (b)(c)		159,412	2,400,343
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		37,400	236,084
XCMG Construction Machinery Co. Ltd. (A Shares)		402,100	366,062
Xiamen C&D, Inc. (A Shares)		136,200	183,158
Xinhu Zhongbao Co. Ltd. (A Shares)		326,900	159,814
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		9,500	17,706
(H Shares)		873,564	879,166
Yango Group Co. Ltd. (A Shares)		203,800	202,481
Yantai Jereh Oilfield Services (A Shares)		42,300	190,058
Yanzhou Coal Mining Co. Ltd. (H Shares)		1,378,000	1,075,687
Yealink Network Technology Corp. Ltd.		28,650	258,481
Yifan Pharmaceutical Co. Ltd. (A Shares)		83,400	353,321
Yifeng Pharmacy Chain Co. Ltd.		23,100	285,904
Yintai Gold Co. Ltd. (A Shares)		84,700	228,290
Yonghui Superstores Co. Ltd. (A Shares)		430,500	554,855
Yonyou Network Technology Co. Ltd. (A Shares)		144,720	975,568
Youngor Group Co. Ltd. (A Shares)		302,977	289,722
Youzu Interactive Co. Ltd. (A shares) (a)		33,400	106,351
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)		53,200	135,762
Yunda Holding Co. Ltd. (A Shares)		113,750	390,900
Yunnan Baiyao Group Co. Ltd. (A Shares)		65,800	1,033,722
Yunnan Energy New Material Co. Ltd.		29,900	342,332
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		27,600	808,000
Zhaojin Mining Industry Co. Ltd. (H Shares)		813,500	1,013,949
Zhejiang Chint Electric Co. Ltd. (A Shares)		100,000	454,471
Zhejiang Dahua Technology Co. Ltd. (A Shares)		166,000	506,676
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		20,440	259,839
Zhejiang Expressway Co. Ltd. (H Shares)		1,036,000	769,952
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		73,480	405,580
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)		45,200	277,091
Zhejiang Juhua Co. Ltd. (A Shares)		121,400	129,491
Zhejiang Longsheng Group Co. Ltd. (A Shares)		200,700	425,273
Zhejiang NHU Co. Ltd. (A Shares)		123,200	519,990
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		156,780	533,153
Zhejiang Semir Garment Co. Ltd. (A Shares)		66,500	70,836
Zhejiang Supor Cookware Co. Ltd.		24,800	301,540
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		34,200	330,715
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		97,600	190,578
Zheshang Securities Co. Ltd.		116,100	274,972
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		282,700	1,694,311
Zhongji Innolight Co. Ltd. (A Shares)		36,700	310,852
Zhongjin Gold Co. Ltd. (A Shares)		183,700	298,654
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		43,600	238,279
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		411,900	1,445,580
Zijin Mining Group Co. Ltd.:
(A Shares)		568,800	477,048
(H Shares)		5,211,000	3,234,057
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		1,010,300	1,196,401
(H Shares)		132,400	136,324
ZTE Corp.:
(A Shares)		32,800	184,193
(H Shares)		963,536	2,846,983

TOTAL CHINA			579,278,934

Colombia - 0.0%
Bancolombia SA		161,351	1,158,373
Ecopetrol SA		3,741,316	2,084,634
Grupo de Inversiones Suramerica SA		166,194	863,692
Interconexion Electrica SA ESP		322,589	1,659,177

TOTAL COLOMBIA			5,765,876

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		119,996	2,404,697
Komercni Banka A/S (a)		57,447	1,327,843
MONETA Money Bank A/S (c)		392,779	895,538

TOTAL CZECH REPUBLIC			4,628,078

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A		2,245	2,658,118
Series B		5,132	6,607,103
Ambu A/S Series B		124,233	4,321,438
Carlsberg A/S Series B		82,767	12,149,861
Christian Hansen Holding A/S		80,020	9,075,777
Coloplast A/S Series B		90,352	15,378,577
Danske Bank A/S (a)		519,791	8,353,887
DSV A/S		160,839	22,058,531
Genmab A/S (a)		49,718	16,979,794
GN Store Nord A/S		97,429	5,941,263
H Lundbeck A/S		61,874	2,250,159
Novo Nordisk A/S Series B		1,341,537	88,021,725
Novozymes A/S Series B		162,177	9,681,826
ORSTED A/S (c)		142,881	20,364,108
Pandora A/S		75,579	4,783,390
Tryg A/S		90,919	2,676,499
Vestas Wind Systems A/S		150,651	19,311,193
William Demant Holding A/S (a)		84,124	2,600,223

TOTAL DENMARK			253,213,472

Egypt - 0.0%
Commercial International Bank SAE		937,628	3,728,202
Commercial International Bank SAE sponsored GDR		151,516	584,094
Eastern Tobacco Co.		767,163	576,453
Elsewedy Electric Co.		524,089	222,172

TOTAL EGYPT			5,110,921

Finland - 0.8%
Elisa Corp. (A Shares)		108,598	6,454,995
Fortum Corp.		340,253	6,901,794
Kone OYJ (B Shares)		256,783	20,338,589
Metso Outotec Oyj		15,923	103,161
Neste Oyj		320,194	14,664,468
Nokia Corp.		4,316,145	20,718,022
Nordea Bank ABP (Stockholm Stock Exchange)		2,441,463	18,858,061
Orion Oyj (B Shares)		78,918	3,441,433
Sampo Oyj (A Shares)		354,716	12,820,947
Stora Enso Oyj (R Shares)		441,026	5,537,940
UPM-Kymmene Corp.		406,238	10,829,090
Wartsila Corp.		346,574	2,890,388

TOTAL FINLAND			123,558,888

France - 6.3%
Accor SA (a)		144,468	3,614,540
Aeroports de Paris SA		22,232	2,095,055
Air Liquide SA		316,295	52,024,275
Alstom SA		145,199	8,078,085
Amundi SA (c)		46,290	3,506,106
Arkema SA		52,090	5,376,312
Atos Origin SA (a)		74,280	6,334,864
AXA SA		1,462,777	29,348,710
bioMerieux SA		31,374	5,081,588
BNP Paribas SA (a)		851,128	34,203,229
Bollore SA		649,257	2,164,362
Bouygues SA		172,082	6,081,120
Bureau Veritas SA		223,233	4,871,284
Capgemini SA		121,626	15,687,993
Carrefour SA		461,296	7,335,679
Casino Guichard Perrachon SA (a)(b)		34,873	969,456
CNP Assurances		128,756	1,545,498
Compagnie de St. Gobain (a)		391,917	14,389,899
Covivio		37,635	2,717,561
Credit Agricole SA (a)		865,048	8,326,739
Danone SA		467,343	31,280,794
Dassault Aviation SA (a)		1,910	1,586,169
Dassault Systemes SA		99,738	18,104,651
Edenred SA		183,864	9,124,625
EDF SA (a)		23,260	234,262
EDF SA		465,750	4,690,788
Eiffage SA (a)		63,237	5,512,262
ENGIE (a)		1,380,810	18,363,469
Essilor International SA		215,021	28,418,463
Eurazeo SA (a)		28,936	1,509,291
Faurecia SA (a)		62,679	2,428,358
Gecina SA		34,824	4,491,792
Groupe Eurotunnel SA (a)		338,414	5,074,621
Hermes International SCA		23,908	19,325,058
ICADE		22,548	1,487,383
Iliad SA (b)		11,222	2,199,634
Ingenico SA (b)		45,919	7,364,392
Ipsen SA		28,288	2,722,395
JCDecaux SA (a)		62,906	1,057,409
Kering SA		57,288	32,509,646
Klepierre SA		148,860	2,558,351
L'Oreal SA		166,662	55,936,411
L'Oreal SA (a)		23,733	7,965,456
La Francaise des Jeux SAEM (c)		64,309	2,336,216
Legrand SA		202,052	15,630,392
LVMH Moet Hennessy Louis Vuitton SE		210,191	91,400,126
Michelin CGDE Series B		128,524	13,374,221
Natixis SA (a)		717,477	1,736,787
Orange SA		1,506,633	17,659,056
Orpea		38,822	4,948,027
Pernod Ricard SA		160,366	27,579,857
Peugeot Citroen SA		448,533	7,206,686
Publicis Groupe SA		163,223	5,219,227
Remy Cointreau SA (b)		16,934	2,710,852
Remy Cointreau SA rights 9/18/20 (a)(e)		16,934	19,947
Renault SA		144,996	3,425,355
Safran SA (a)		242,926	25,835,596
Sanofi SA		855,065	89,779,302
Sartorius Stedim Biotech		20,881	6,493,548
Schneider Electric SA		419,049	48,049,633
SCOR SE		119,189	3,067,564
SEB SA		17,192	2,837,209
Societe Generale Series A		615,721	9,479,219
Sodexo SA		65,838	4,519,840
Sodexo SA (a)		8,142	558,956
SR Teleperformance SA		44,516	12,967,824
Suez Environnement SA		275,038	3,623,728
Thales SA		81,245	5,872,308
Total SA		1,874,500	70,937,995
Ubisoft Entertainment SA (a)		68,767	5,733,469
Valeo SA		173,219	4,445,212
Veolia Environnement SA		409,704	9,385,326
VINCI SA		390,604	33,617,358
Vivendi SA		626,149	16,615,743
Wendel SA		19,467	1,817,294
Worldline SA (a)(c)		103,750	8,887,279

TOTAL FRANCE			1,035,469,187

Germany - 5.4%
adidas AG		144,170	39,722,079
Allianz SE		316,005	65,595,796
BASF AG		695,554	38,370,980
Bayer AG		744,867	49,484,098
Bayerische Motoren Werke AG (BMW)		240,404	15,490,159
Beiersdorf AG		77,138	9,210,702
Brenntag AG		119,059	7,309,598
Carl Zeiss Meditec AG		31,814	3,322,185
Commerzbank AG		754,737	3,866,446
Continental AG		83,409	8,057,208
Covestro AG (c)		131,266	5,080,970
Daimler AG (Germany)		648,583	28,573,538
Delivery Hero AG (a)(c)		97,354	11,210,935
Deutsche Bank AG (a)		1,493,695	13,356,349
Deutsche Borse AG		144,769	26,364,037
Deutsche Lufthansa AG (a)(b)		222,544	1,952,481
Deutsche Post AG		753,848	30,598,831
Deutsche Telekom AG		2,525,311	42,159,433
Deutsche Wohnen AG (Bearer)		257,049	12,474,984
E.ON AG		1,700,097	19,959,170
Evonik Industries AG		158,337	4,265,554
Fraport AG Frankfurt Airport Services Worldwide (b)		31,128	1,210,752
Fresenius Medical Care AG & Co. KGaA		115,021	10,133,590
Fresenius Medical Care AG & Co. KGaA sponsored ADR (a)(b)		91,248	4,001,225
Fresenius SE & Co. KGaA		315,198	15,694,322
GEA Group AG		116,758	4,212,700
Hannover Reuck SE		45,685	7,717,020
HeidelbergCement AG		111,633	6,195,116
Henkel AG & Co. KGaA		77,574	6,730,011
Hochtief AG		18,822	1,529,825
Infineon Technologies AG		948,791	24,189,790
KION Group AG		48,859	3,752,486
Knorr-Bremse AG		36,637	4,289,330
Lanxess AG		66,659	3,454,923
LEG Immobilien AG		52,890	7,367,808
Merck KGaA		102,295	13,019,852
Metro Wholesale & Food Specialist AG		147,343	1,345,458
MTU Aero Engines Holdings AG		40,339	6,977,919
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		109,371	28,991,336
Nemetschek Se		44,303	3,256,451
Puma AG		62,489	4,846,411
RWE AG		442,473	16,668,330
SAP SE		791,865	124,998,521
Scout24 AG (c)		82,835	7,166,920
Siemens AG		580,287	73,949,475
Siemens Healthineers AG (c)		114,281	5,949,636
Symrise AG		97,505	12,180,480
TeamViewer AG (a)(c)		98,940	5,331,997
Telefonica Deutschland Holding AG		838,169	2,295,522
Thyssenkrupp AG (a)		307,469	2,379,543
Uniper SE		153,157	5,296,875
United Internet AG		78,054	3,537,074
Volkswagen AG		23,602	3,689,322
Vonovia SE		388,849	25,274,905
Zalando SE (a)(c)		115,301	8,317,544

TOTAL GERMANY			892,378,002

Greece - 0.0%
Ff Group (a)(d)		7,962	11,255
Greek Organization of Football Prognostics SA		150,331	1,351,139
Hellenic Telecommunications Organization SA		182,553	2,687,979
Jumbo SA		89,426	1,749,687
Motor Oil (HELLAS) Corinth Refineries SA		52,315	704,984

TOTAL GREECE			6,505,044

Hong Kong - 2.2%
AIA Group Ltd.		9,152,800	82,530,280
Bank of East Asia Ltd.		978,178	2,226,373
Beijing Enterprises Holdings Ltd.		417,000	1,458,098
BOC Hong Kong (Holdings) Ltd.		2,767,000	7,711,598
BYD Electronic International Co. Ltd.		538,000	1,884,663
China Everbright International Ltd.		2,726,629	1,685,167
China Everbright Ltd.		722,000	1,155,155
China Jinmao Holdings Group Ltd.		3,946,000	2,683,176
China Merchants Holdings International Co. Ltd.		1,033,250	1,182,526
China Mobile Ltd.		4,658,500	31,799,568
China Overseas Land and Investment Ltd.		2,991,500	9,109,247
China Power International Development Ltd.		3,318,000	620,763
China Resources Beer Holdings Co. Ltd.		1,100,989	7,656,905
China Resources Pharmaceutical Group Ltd. (c)		1,171,000	664,800
China Resources Power Holdings Co. Ltd.		1,441,780	1,837,966
China Taiping Insurance Group Ltd.		1,205,065	2,136,381
China Unicom Ltd.		5,200,000	2,892,377
CITIC Pacific Ltd.		4,467,000	4,190,172
CLP Holdings Ltd.		1,233,500	11,663,603
CNOOC Ltd.		13,558,000	14,310,473
CSPC Pharmaceutical Group Ltd.		4,250,000	8,916,429
Far East Horizon Ltd.		1,473,000	1,212,565
Fosun International Ltd.		2,085,000	2,375,463
Galaxy Entertainment Group Ltd.		1,620,000	11,036,476
Guangdong Investment Ltd.		2,236,000	3,612,082
Hang Lung Properties Ltd.		1,477,000	3,624,704
Hang Seng Bank Ltd.		572,700	9,007,668
Henderson Land Development Co. Ltd.		1,026,296	3,840,948
Hong Kong & China Gas Co. Ltd.		8,062,583	11,552,320
Hong Kong Exchanges and Clearing Ltd.		908,498	43,395,218
Hua Hong Semiconductor Ltd. (a)(b)(c)		342,000	1,500,329
Lenovo Group Ltd.		5,600,000	3,374,321
Link (REIT)		1,651,579	12,817,888
MTR Corp. Ltd.		1,174,603	5,834,899
New World Development Co. Ltd.		1,213,374	5,917,905
PCCW Ltd.		3,187,627	1,797,341
Power Assets Holdings Ltd.		1,034,500	5,759,606
Shanghai Industrial Holdings Ltd.		300,000	437,402
Shenzhen Investment Ltd.		2,123,515	665,799
Sino Land Ltd.		2,256,225	2,733,566
Sino-Ocean Group Holding Ltd.		2,128,913	513,666
Sinotruk Hong Kong Ltd.		525,500	1,637,462
SJM Holdings Ltd.		1,435,000	1,616,395
Sun Art Retail Group Ltd.		1,838,417	2,552,336
Sun Hung Kai Properties Ltd.		965,083	11,737,148
Swire Pacific Ltd. (A Shares)		361,500	1,780,084
Swire Properties Ltd.		839,600	1,939,130
Techtronic Industries Co. Ltd.		1,038,000	10,841,658
Wharf Holdings Ltd.		1,115,000	1,893,269
Winteam Pharmaceutical Group Ltd.		2,070,000	1,057,662
Yuexiu Property Co. Ltd.		4,972,000	910,963

TOTAL HONG KONG			365,291,993

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)		299,458	1,758,662
OTP Bank PLC (a)		166,146	5,904,480
Richter Gedeon PLC		100,363	2,325,729

TOTAL HUNGARY			9,988,871

India - 2.4%
Adani Ports & Special Economic Zone Ltd.		366,771	1,543,062
Ambuja Cements Ltd.		495,774	1,456,485
Asian Paints Ltd.		217,787	4,986,834
Aurobindo Pharma Ltd.		215,675	2,517,744
Avenue Supermarts Ltd. (a)(c)		119,646	3,295,296
Axis Bank Ltd.		1,599,487	9,215,411
Bajaj Auto Ltd.		62,199	2,494,726
Bajaj Finance Ltd.		142,127	6,167,879
Bajaj Finserv Ltd.		28,395	2,352,063
Bandhan Bank Ltd. (a)(c)		301,355	1,388,115
Berger Paints India Ltd.		167,771	1,179,010
Bharat Forge Ltd.		164,738	839,852
Bharat Petroleum Corp. Ltd.		487,566	2,692,937
Bharti Airtel Ltd. (a)		1,857,120	13,753,644
Bharti Infratel Ltd.		247,106	633,597
Biocon Ltd.		219,774	1,201,541
Bosch Ltd.		4,166	727,251
Britannia Industries Ltd.		41,806	2,133,601
Cipla Ltd.		259,132	2,490,842
Coal India Ltd.		916,567	1,581,237
Colgate-Palmolive Ltd.		47,858	909,187
Container Corp. of India Ltd.		144,720	871,372
Dabur India Ltd.		389,191	2,667,766
Divi's Laboratories Ltd.		59,824	2,089,328
DLF Ltd.		414,004	779,988
Dr. Reddy's Laboratories Ltd.		86,235	5,214,814
Eicher Motors Ltd.		9,907	2,729,146
GAIL India Ltd.		1,174,997	1,515,796
Godrej Consumer Products Ltd.		305,606	2,822,124
Grasim Industries Ltd.		211,825	1,789,853
Havells India Ltd.		181,068	1,409,367
HCL Technologies Ltd.		813,877	7,660,786
HDFC Asset Management Co. Ltd. (c)		38,683	1,249,324
HDFC Standard Life Insurance Co. Ltd. (a)(c)		551,695	4,617,831
Hero Motocorp Ltd.		72,901	2,604,372
Hindalco Industries Ltd.		876,767	1,908,712
Hindustan Petroleum Corp. Ltd. (a)		454,638	1,304,687
Hindustan Unilever Ltd.		621,503	18,332,348
Housing Development Finance Corp. Ltd.		1,246,158	29,639,499
ICICI Bank Ltd.		3,671,096	17,059,453
ICICI Lombard General Insurance Co. Ltd. (c)		172,859	3,007,728
ICICI Prudential Life Insurance Co. Ltd. (c)		254,025	1,533,406
Indian Oil Corp. Ltd.		1,366,693	1,613,508
Indraprastha Gas Ltd. (a)		156,229	841,827
Info Edge India Ltd.		45,931	1,958,413
Infosys Ltd.		2,131,564	27,368,629
Infosys Ltd. sponsored ADR		450,811	5,792,921
InterGlobe Aviation Ltd. (a)(c)		64,341	841,491
ITC Ltd.		2,607,577	6,757,356
JSW Steel Ltd.		632,217	1,858,593
Jubilant Foodworks Ltd.		51,211	1,176,001
Larsen & Toubro Ltd.		366,251	4,465,456
LIC Housing Finance Ltd.		224,933	788,106
Lupin Ltd.		165,365	2,045,101
Mahindra & Mahindra Ltd.		584,596	4,732,091
Marico Ltd.		333,044	1,615,655
Maruti Suzuki India Ltd.		91,087	7,614,190
Motherson Sumi Systems Ltd. (a)		706,849	895,355
Nestle India Ltd.		18,010	3,971,768
NTPC Ltd.		1,724,293	2,002,316
Oil & Natural Gas Corp. Ltd.		1,884,008	1,969,005
Page Industries Ltd.		3,694	977,157
Petronet LNG Ltd.		441,363	1,460,115
Pidilite Industries Ltd.		86,203	1,561,365
Piramal Enterprises Ltd.		66,628	1,310,327
Power Grid Corp. of India Ltd.		1,379,285	3,282,522
Rec Ltd.		479,942	641,567
Reliance Industries Ltd.		2,160,698	59,615,307
SBI Life Insurance Co. Ltd. (a)(c)		347,958	4,239,635
Shree Cement Ltd.		5,931	1,718,751
Shriram Transport Finance Co. Ltd.		69,868	644,684
Siemens India Ltd.		52,221	809,976
State Bank of India (a)		1,674,422	4,278,805
Sun Pharmaceutical Industries Ltd.		705,004	5,003,345
Tata Consultancy Services Ltd.		679,837	20,701,817
Tata Consumer Products Ltd. (a)		314,729	1,798,181
Tata Motors Ltd. (a)		1,269,691	1,757,209
Tata Steel Ltd.		260,207	1,272,208
Tech Mahindra Ltd.		342,108	3,112,626
Titan Co. Ltd.		224,285	3,123,136
Torrent Pharmaceuticals Ltd.		37,670	1,339,266
Ultratech Cemco Ltd.		98,907	5,435,528
United Spirits Ltd. (a)		214,398	1,663,216
UPL Ltd.		369,311	2,356,995
Vedanta Ltd. (a)		1,395,479	2,119,668
Wipro Ltd.		846,525	3,174,469
Zee Entertainment Enterprises Ltd. (a)		647,215	1,198,626

TOTAL INDIA			387,272,297

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk		5,225,100	626,128
PT Adaro Energy Tbk		10,922,400	816,973
PT Astra International Tbk		15,745,700	5,546,636
PT Bank Central Asia Tbk		7,462,200	15,983,829
PT Bank Mandiri (Persero) Tbk		14,279,600	5,675,428
PT Bank Negara Indonesia (Persero) Tbk		5,585,889	1,765,954
PT Bank Rakyat Indonesia Tbk		42,015,400	9,126,386
PT Barito Pacific Tbk (a)		20,212,900	1,322,521
PT Charoen Pokphand Indonesia Tbk (a)		5,657,200	2,415,701
PT Gudang Garam Tbk		382,400	1,311,152
PT Hanjaya Mandala Sampoerna Tbk		7,364,000	864,456
PT Indah Kiat Pulp & Paper Tbk		2,032,100	1,090,401
PT Indocement Tunggal Prakarsa Tbk		1,085,400	921,638
PT Indofood CBP Sukses Makmur Tbk		1,707,900	1,076,337
PT Indofood Sukses Makmur Tbk		3,281,700	1,454,490
PT Kalbe Farma Tbk		16,543,600	1,779,644
PT Perusahaan Gas Negara Tbk Series B		8,101,000	704,216
PT Semen Gresik (Persero) Tbk		2,216,700	1,405,393
PT Surya Citra Media Tbk		7	1
PT Telekomunikasi Indonesia Tbk Series B		37,448,000	7,810,902
PT Unilever Indonesia Tbk		5,971,600	3,442,056
PT United Tractors Tbk		1,273,212	1,865,914
PT XL Axiata Tbk		2,726,500	468,440

TOTAL INDONESIA			67,474,596

Ireland - 0.5%
CRH PLC		402,012	14,636,663
CRH PLC sponsored ADR		193,928	7,057,040
DCC PLC (United Kingdom)		75,164	6,721,983
James Hardie Industries PLC CDI		333,833	6,909,547
Kerry Group PLC Class A		118,926	15,689,955
Kingspan Group PLC (Ireland)		114,362	8,183,798
Paddy Power Betfair PLC		50,637	7,602,756
Paddy Power Betfair PLC (Ireland)		65,866	9,958,273
Smurfit Kappa Group PLC		162,963	5,463,246

TOTAL IRELAND			82,223,261

Isle of Man - 0.0%
Gaming VC Holdings SA		438,734	3,816,816
NEPI Rockcastle PLC		287,063	1,494,449

TOTAL ISLE OF MAN			5,311,265

Israel - 0.4%
Azrieli Group		29,244	1,399,954
Bank Hapoalim BM (Reg.)		844,862	5,024,583
Bank Leumi le-Israel BM		1,079,483	5,402,250
Check Point Software Technologies Ltd. (a)		88,014	11,032,555
CyberArk Software Ltd. (a)		30,295	3,569,963
Elbit Systems Ltd. (Israel)		20,019	2,810,344
Icl Group Ltd.		515,704	1,619,077
Israel Discount Bank Ltd. (Class A)		851,137	2,582,195
Mizrahi Tefahot Bank Ltd.		102,067	2,104,919
NICE Systems Ltd. (a)		30,371	6,174,189
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		826,447	9,537,198
Wix.com Ltd. (a)		38,845	11,283,696

TOTAL ISRAEL			62,540,923

Italy - 1.2%
Assicurazioni Generali SpA		826,080	12,319,205
Atlantia SpA (a)		374,054	5,992,774
Davide Campari Milano NV		437,640	4,388,605
DiaSorin S.p.A.		19,114	3,737,546
Enel SpA		6,153,925	56,373,183
Eni SpA		1,926,902	17,164,477
FinecoBank SpA		460,014	6,651,497
Infrastrutture Wireless Italiane SpA (c)		181,274	1,828,899
Intesa Sanpaolo SpA		11,222,459	22,875,234
Leonardo SpA		308,083	1,963,323
Mediobanca SpA		468,257	3,781,672
Moncler SpA		145,683	5,594,398
Nexi SpA (a)(c)		284,849	5,088,432
Pirelli & C. SpA (c)		305,384	1,209,762
Poste Italiane SpA (c)		391,078	3,571,116
Prysmian SpA		182,286	4,644,476
Recordati SpA		80,701	4,300,593
Snam Rete Gas SpA		1,533,755	8,130,090
Telecom Italia SpA		5,990,591	2,429,517
Terna SpA		1,049,472	7,795,638
UniCredit SpA		1,602,361	14,573,396

TOTAL ITALY			194,413,833

Japan - 15.2%
ABC-MART, Inc.		25,400	1,338,926
ACOM Co. Ltd.		304,500	1,067,210
Advantest Corp.		151,400	8,266,304
AEON Co. Ltd.		497,400	11,760,312
AEON MALL Co. Ltd.		71,920	854,031
Agc, Inc.		149,700	4,208,202
Air Water, Inc.		137,700	1,775,641
Aisin Seiki Co. Ltd.		124,100	3,540,522
Ajinomoto Co., Inc.		349,700	6,315,449
Alfresa Holdings Corp.		141,200	2,883,892
Amada Co. Ltd.		255,000	1,713,709
Ana Holdings, Inc. (a)		84,000	1,739,168
Aozora Bank Ltd.		87,800	1,404,523
Asahi Group Holdings		297,200	9,687,497
ASAHI INTECC Co. Ltd.		148,600	4,138,423
Asahi Kasei Corp.		961,500	6,916,187
Astellas Pharma, Inc.		1,409,100	21,979,093
Bandai Namco Holdings, Inc.		150,800	8,327,532
Bank of Kyoto Ltd.		42,300	1,544,466
Benesse Holdings, Inc.		51,400	1,334,346
Bridgestone Corp.		405,000	11,929,497
Brother Industries Ltd.		167,400	2,584,022
Calbee, Inc.		64,300	2,037,943
Canon, Inc.		666,100	10,719,233
Canon, Inc. sponsored ADR (b)		88,474	1,430,625
Casio Computer Co. Ltd.		148,900	2,379,784
Central Japan Railway Co.		108,800	13,198,472
Chiba Bank Ltd.		391,600	1,794,250
Chubu Electric Power Co., Inc.		489,600	5,821,876
Chugai Pharmaceutical Co. Ltd.		509,200	22,989,995
Chugoku Electric Power Co., Inc.		215,700	2,624,549
Coca-Cola West Co. Ltd.		92,800	1,380,757
Concordia Financial Group Ltd.		792,600	2,350,188
Cosmos Pharmaceutical Corp.		15,200	2,775,646
CyberAgent, Inc.		76,200	4,310,347
Dai Nippon Printing Co. Ltd.		185,500	4,030,139
Dai-ichi Mutual Life Insurance Co.		814,600	9,609,345
Daicel Chemical Industries Ltd.		186,300	1,235,488
Daifuku Co. Ltd.		76,700	6,883,473
Daiichi Sankyo Kabushiki Kaisha		429,500	38,004,984
Daikin Industries Ltd.		188,600	33,183,508
Dainippon Sumitomo Pharma Co. Ltd.		132,000	1,648,576
Daito Trust Construction Co. Ltd.		47,700	3,727,499
Daiwa House Industry Co. Ltd.		432,300	9,539,663
Daiwa House REIT Investment Corp.		1,494	3,877,019
Daiwa Securities Group, Inc.		1,105,400	4,908,241
DENSO Corp.		327,000	12,096,581
Dentsu Group, Inc.		162,800	3,632,097
Disco Corp.		21,800	5,183,562
East Japan Railway Co.		228,000	13,142,984
Eisai Co. Ltd.		190,700	15,390,745
Electric Power Development Co. Ltd.		103,200	1,399,008
FamilyMart Co. Ltd.		191,600	4,301,003
Fanuc Corp.		146,800	24,768,557
Fast Retailing Co. Ltd.		44,200	23,505,646
Fuji Electric Co. Ltd.		94,900	2,586,857
Fujifilm Holdings Corp.		272,600	12,191,371
Fujitsu Ltd.		148,800	19,923,600
Fukuoka Financial Group, Inc.		128,500	1,868,849
GLP J-REIT		2,756	4,574,458
GMO Payment Gateway, Inc.		30,900	3,210,996
Hakuhodo DY Holdings, Inc.		171,600	1,873,975
Hamamatsu Photonics K.K.		106,700	4,596,401
Hankyu Hanshin Holdings, Inc.		171,100	4,873,331
Hikari Tsushin, Inc.		16,000	3,446,224
Hino Motors Ltd.		215,000	1,239,759
Hirose Electric Co. Ltd.		27,616	2,887,999
Hisamitsu Pharmaceutical Co., Inc.		38,800	1,687,913
Hitachi Construction Machinery Co. Ltd.		80,100	2,321,140
Hitachi Ltd.		732,600	21,944,335
Hitachi Metals Ltd.		163,800	2,123,032
Honda Motor Co. Ltd.		1,234,200	30,089,633
Hoshizaki Corp.		38,600	2,931,784
Hoya Corp.		286,800	28,231,600
Hulic Co. Ltd.		219,300	1,876,962
Idemitsu Kosan Co. Ltd.		153,784	3,203,422
Iida Group Holdings Co. Ltd.		111,950	1,721,738
INPEX Corp.		778,200	4,441,977
Isetan Mitsukoshi Holdings Ltd.		258,200	1,178,170
Isuzu Motors Ltd.		418,300	3,411,866
IT Holdings Corp.		169,200	3,631,594
ITO EN Ltd.		40,100	2,356,261
Itochu Corp.		1,021,200	22,391,161
ITOCHU Techno-Solutions Corp.		71,900	2,903,713
Japan Airlines Co. Ltd.		80,000	1,294,983
Japan Airport Terminal Co. Ltd.		37,700	1,294,596
Japan Exchange Group, Inc.		386,900	9,137,499
Japan Post Bank Co. Ltd.		300,300	2,229,803
Japan Post Holdings Co. Ltd.		1,184,700	8,091,261
Japan Post Insurance Co. Ltd.		165,100	2,177,314
Japan Prime Realty Investment Corp.		593	1,559,037
Japan Real Estate Investment Corp.		995	5,075,811
Japan Retail Fund Investment Corp.		1,982	2,376,041
Japan Tobacco, Inc.		921,400	15,748,990
JFE Holdings, Inc.		401,000	2,632,120
JGC Corp.		166,700	1,686,681
JSR Corp.		165,300	3,546,326
JTEKT Corp.		154,400	1,027,568
JX Holdings, Inc.		2,353,710	8,253,543
Kajima Corp.		347,400	3,816,205
Kakaku.com, Inc.		107,700	2,587,323
Kamigumi Co. Ltd.		68,600	1,242,972
Kansai Electric Power Co., Inc.		522,000	4,965,386
Kansai Paint Co. Ltd.		143,500	2,751,925
Kao Corp.		365,600	26,522,099
Kawasaki Heavy Industries Ltd.		106,600	1,453,666
KDDI Corp.		1,249,100	39,718,186
Keihan Electric Railway Co., Ltd.		73,600	2,975,844
Keihin Electric Express Railway Co. Ltd.		179,800	2,335,506
Keio Corp.		76,800	3,834,923
Keisei Electric Railway Co.		100,000	2,445,018
Keyence Corp.		138,280	57,765,260
Kikkoman Corp.		108,800	5,106,197
Kintetsu Group Holdings Co. Ltd.		130,700	5,062,302
Kirin Holdings Co. Ltd.		621,800	11,981,266
Kobayashi Pharmaceutical Co. Ltd.		37,800	3,342,383
Kobe Bussan Co. Ltd.		47,100	2,896,613
Koito Manufacturing Co. Ltd.		81,100	3,160,337
Komatsu Ltd.		661,400	12,994,469
Konami Holdings Corp.		71,600	2,188,026
Kose Corp.		25,800	2,583,534
Kubota Corp.		784,300	11,168,410
Kuraray Co. Ltd.		240,300	2,352,919
Kurita Water Industries Ltd.		75,000	2,004,393
Kyocera Corp.		243,400	13,555,021
Kyowa Hakko Kirin Co., Ltd.		204,200	5,043,146
Kyushu Electric Power Co., Inc.		274,700	2,294,032
Kyushu Railway Co.		113,200	2,222,187
Lasertec Corp.		57,600	5,006,093
Lawson, Inc.		38,700	1,919,371
LINE Corp. (a)		46,200	2,439,734
Lion Corp.		168,600	4,346,601
LIXIL Group Corp.		208,200	2,765,379
M3, Inc.		333,900	17,146,626
Makita Corp.		169,700	6,468,655
Marubeni Corp.		1,246,200	5,737,404
Marui Group Co. Ltd.		147,700	2,147,663
Maruichi Steel Tube Ltd.		43,900	1,033,893
Mazda Motor Corp.		429,400	2,477,108
McDonald's Holdings Co. (Japan) Ltd.		49,300	2,347,286
Mebuki Financial Group, Inc.		703,410	1,554,938
Medipal Holdings Corp.		133,900	2,459,039
Meiji Holdings Co. Ltd.		86,000	6,753,104
Mercari, Inc. (a)		63,800	2,663,984
Minebea Mitsumi, Inc.		274,800	4,506,544
Misumi Group, Inc.		214,700	5,058,446
Mitsubishi Chemical Holdings Corp.		958,600	5,150,390
Mitsubishi Corp.		1,024,900	20,651,524
Mitsubishi Electric Corp.		1,380,800	18,025,065
Mitsubishi Estate Co. Ltd.		889,000	12,770,743
Mitsubishi Gas Chemical Co., Inc.		119,200	1,877,156
Mitsubishi Heavy Industries Ltd.		240,800	5,601,875
Mitsubishi Materials Corp.		87,000	1,778,667
Mitsubishi Motors Corp. of Japan		508,300	1,001,605
Mitsubishi UFJ Financial Group, Inc.		9,228,900	34,583,640
Mitsubishi UFJ Lease & Finance Co. Ltd.		288,000	1,210,713
Mitsui & Co. Ltd.		1,254,900	18,760,881
Mitsui Chemicals, Inc.		142,100	2,704,379
Mitsui Fudosan Co. Ltd.		699,000	10,928,150
Miura Co. Ltd.		67,600	2,532,086
Mizuho Financial Group, Inc.		18,167,760	22,147,365
MonotaRO Co. Ltd. (b)		95,400	4,060,054
MS&AD Insurance Group Holdings, Inc.		335,590	8,432,718
Murata Manufacturing Co. Ltd.		435,700	27,985,311
Nabtesco Corp.		85,400	2,557,442
Nagoya Railroad Co. Ltd.		139,300	3,508,326
NEC Corp.		186,900	10,471,179
New Hampshire Foods Ltd.		61,400	2,698,644
Nexon Co. Ltd.		367,800	9,485,560
NGK Insulators Ltd.		202,700	2,519,143
NGK Spark Plug Co. Ltd.		119,600	1,591,955
Nidec Corp.		338,200	26,865,608
Nihon M&A Center, Inc.		113,900	5,509,121
Nikon Corp.		229,880	1,607,189
Nintendo Co. Ltd.		84,900	37,339,894
Nippon Building Fund, Inc.		962	5,380,039
Nippon Express Co. Ltd.		56,000	2,662,191
Nippon Paint Holdings Co. Ltd.		110,900	7,522,195
Nippon Prologis REIT, Inc.		1,585	5,457,772
Nippon Shinyaku Co. Ltd.		36,300	2,787,955
Nippon Steel & Sumitomo Metal Corp.		613,917	5,033,734
Nippon Telegraph & Telephone Corp.		973,800	22,603,321
Nippon Yusen KK		111,700	1,453,437
Nissan Chemical Corp.		93,800	4,967,780
Nissan Motor Co. Ltd.		1,751,600	5,991,462
Nisshin Seifun Group, Inc.		146,445	2,243,237
Nissin Food Holdings Co. Ltd.		47,400	4,244,977
Nitori Holdings Co. Ltd.		60,600	13,264,390
Nitto Denko Corp.		119,400	6,767,647
NKSJ Holdings, Inc.		253,900	8,367,068
Nomura Holdings, Inc.		2,395,500	11,273,638
Nomura Real Estate Holdings, Inc.		83,700	1,385,314
Nomura Real Estate Master Fund, Inc.		3,212	3,968,916
Nomura Research Institute Ltd.		242,620	6,362,601
NSK Ltd.		267,600	1,801,386
NTT Data Corp.		480,800	5,466,335
NTT DOCOMO, Inc.		873,500	24,048,431
NTT DOCOMO, Inc. sponsored ADR		11,301	312,021
Obayashi Corp.		495,200	4,421,341
OBIC Co. Ltd.		52,800	9,432,223
Odakyu Electric Railway Co. Ltd.		220,300	4,610,192
Oji Holdings Corp.		659,800	2,768,933
Olympus Corp.		883,300	15,887,451
OMRON Corp.		140,800	10,141,799
Ono Pharmaceutical Co. Ltd.		285,900	8,004,012
Oracle Corp. Japan		29,200	3,497,766
Oriental Land Co. Ltd.		151,100	18,085,466
ORIX Corp.		1,000,200	10,817,282
ORIX JREIT, Inc.		1,971	2,530,432
Osaka Gas Co. Ltd.		283,100	5,249,155
Otsuka Corp.		79,100	4,079,977
Otsuka Holdings Co. Ltd.		294,800	12,226,399
Pan Pacific International Holdings Ltd.		311,800	7,078,130
Panasonic Corp.		1,673,500	14,494,810
Park24 Co. Ltd.		81,300	1,090,605
PeptiDream, Inc. (a)		72,000	2,887,346
Persol Holdings Co., Ltd.		134,200	1,696,279
Pigeon Corp.		91,600	3,543,545
Pola Orbis Holdings, Inc.		70,900	1,167,434
Rakuten, Inc.		651,000	5,982,248
Recruit Holdings Co. Ltd.		964,500	30,088,396
Renesas Electronics Corp. (a)		583,000	3,183,355
Resona Holdings, Inc.		1,574,400	5,161,313
Ricoh Co. Ltd.		506,200	3,259,807
Rinnai Corp.		27,700	2,260,904
ROHM Co. Ltd.		67,100	4,228,019
Ryohin Keikaku Co. Ltd.		189,500	2,268,164
Santen Pharmaceutical Co. Ltd.		271,700	4,568,759
SBI Holdings, Inc. Japan		181,280	3,779,557
SCSK Corp.		39,000	1,967,408
Secom Co. Ltd.		158,500	13,706,926
Sega Sammy Holdings, Inc.		121,900	1,369,223
Seibu Holdings, Inc.		158,900	1,414,046
Seiko Epson Corp.		209,300	2,220,468
Sekisui Chemical Co. Ltd.		276,300	3,737,770
Sekisui House Ltd. (b)		473,100	8,640,587
Seven & i Holdings Co. Ltd.		571,800	17,279,528
Seven Bank Ltd.		434,700	1,055,386
SG Holdings Co. Ltd.		122,600	4,482,188
Sharp Corp. (b)		160,900	1,565,604
Shimadzu Corp.		168,800	4,243,322
Shimamura Co. Ltd.		17,000	1,177,176
SHIMANO, Inc.		55,800	12,124,132
SHIMIZU Corp.		430,200	3,083,941
Shin-Etsu Chemical Co. Ltd.		267,900	31,354,687
Shinsei Bank Ltd.		116,300	1,313,871
Shionogi & Co. Ltd.		203,800	12,124,261
Shiseido Co. Ltd.		303,400	16,904,293
Shizuoka Bank Ltd.		310,700	2,017,762
Showa Denko K.K.		102,300	2,120,899
SMC Corp.		43,400	22,578,414
SoftBank Corp.		1,448,600	19,357,089
SoftBank Group Corp.		1,188,200	74,943,438
Sohgo Security Services Co., Ltd.		53,500	2,509,352
Sony Corp.		965,300	74,999,024
Square Enix Holdings Co. Ltd.		70,100	3,734,958
Stanley Electric Co. Ltd.		117,000	2,780,898
Subaru Corp.		473,300	8,939,404
Sumco Corp.		203,900	3,163,514
Sumitomo Chemical Co. Ltd.		1,211,700	3,496,503
Sumitomo Corp.		919,900	10,219,834
Sumitomo Electric Industries Ltd.		569,800	6,366,160
Sumitomo Heavy Industries Ltd.		83,700	1,630,900
Sumitomo Metal Mining Co. Ltd.		177,000	5,320,543
Sumitomo Mitsui Financial Group, Inc.		984,400	26,230,759
Sumitomo Mitsui Trust Holdings, Inc.		252,825	6,491,054
Sumitomo Realty & Development Co. Ltd.		230,400	5,875,667
Sumitomo Rubber Industries Ltd.		133,900	1,108,086
Sundrug Co. Ltd.		55,100	1,879,089
Suntory Beverage & Food Ltd.		105,900	3,976,690
Suzuken Co. Ltd.		48,810	1,726,829
Suzuki Motor Corp.		278,600	9,141,820
Sysmex Corp.		126,900	9,747,522
T&D Holdings, Inc.		409,100	3,367,501
Taiheiyo Cement Corp.		89,400	1,940,240
Taisei Corp.		145,300	4,991,037
Taisho Pharmaceutical Holdings Co. Ltd.		25,000	1,409,948
Taiyo Nippon Sanso Corp.		113,700	1,781,950
Takeda Pharmaceutical Co. Ltd.		1,193,215	43,274,100
TDK Corp.		98,900	11,011,226
Teijin Ltd.		133,200	1,923,639
Terumo Corp.		489,400	18,514,529
THK Co. Ltd.		90,900	2,109,880
Tobu Railway Co. Ltd.		143,700	4,024,156
Toho Co. Ltd.		86,100	2,559,382
Toho Gas Co. Ltd.		56,800	2,457,550
Tohoku Electric Power Co., Inc.		335,900	3,163,689
Tokio Marine Holdings, Inc.		482,800	20,386,214
Tokyo Century Corp.		31,900	1,768,958
Tokyo Electric Power Co., Inc. (a)		1,157,000	3,085,992
Tokyo Electron Ltd.		113,200	31,324,398
Tokyo Gas Co. Ltd.		284,120	6,032,466
Tokyu Corp.		373,100	4,152,225
Tokyu Fudosan Holdings Corp.		452,900	1,730,780
Toppan Printing Co. Ltd.		202,000	3,028,266
Toray Industries, Inc.		1,038,700	4,496,077
Toshiba Corp.		293,560	8,874,328
Tosoh Corp.		215,500	2,892,471
Toto Ltd.		107,500	4,055,085
Toyo Suisan Kaisha Ltd.		66,600	4,026,640
Toyoda Gosei Co. Ltd.		50,100	967,403
Toyota Industries Corp.		110,600	5,579,368
Toyota Motor Corp.		1,607,072	95,402,149
Toyota Tsusho Corp.		160,300	4,065,755
Trend Micro, Inc.		101,500	5,952,866
Tsuruha Holdings, Inc.		28,500	3,928,156
Unicharm Corp.		304,900	13,704,730
United Urban Investment Corp.		2,234	2,171,637
USS Co. Ltd.		179,300	2,661,001
Welcia Holdings Co. Ltd.		36,000	3,298,852
West Japan Railway Co.		124,500	5,376,528
Yahoo! Japan Corp.		2,017,600	10,729,066
Yakult Honsha Co. Ltd.		90,200	5,121,175
Yamada Denki Co. Ltd.		554,800	2,395,197
Yamaha Corp.		100,600	4,638,336
Yamaha Motor Co. Ltd.		221,200	3,225,553
Yamato Holdings Co. Ltd.		235,300	6,067,356
Yamazaki Baking Co. Ltd.		90,500	1,511,539
Yaskawa Electric Corp.		181,000	6,017,772
Yokogawa Electric Corp.		179,100	2,750,997
Yokohama Rubber Co. Ltd.		89,500	1,144,808
Zozo, Inc.		82,100	2,218,185

TOTAL JAPAN			2,495,889,355

Korea (South) - 3.1%
AMOREPACIFIC Corp.		25,926	3,598,846
AMOREPACIFIC Group, Inc.		20,234	901,838
BGF Retail Co. Ltd.		5,774	601,126
BS Financial Group, Inc.		195,492	840,256
Celltrion Healthcare Co. Ltd.		51,239	4,049,040
Celltrion Pharm, Inc.		12,181	1,198,889
Celltrion, Inc. (a)		71,521	17,732,825
Cheil Industries, Inc.		64,405	5,708,804
Cheil Worldwide, Inc.		45,048	723,263
CJ CheilJedang Corp.		5,998	1,936,036
CJ Corp.		11,757	810,109
CJ O Shopping Co. Ltd.		7,583	729,854
Coway Co. Ltd.		35,645	2,286,197
Daelim Industrial Co.		20,600	1,441,824
Daewoo Engineering & Construction Co. Ltd. (a)		128,103	373,856
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		27,841	550,599
Db Insurance Co. Ltd.		36,469	1,436,364
Doosan Bobcat, Inc.		36,946	832,618
DuzonBizon Co. Ltd.		14,486	1,265,856
E-Mart Co. Ltd.		14,649	1,396,473
EUSU Holdings Co. Ltd. (a)		6	29
Fila Holdings Corp.		35,425	989,409
GS Engineering & Construction Corp.		42,875	966,235
GS Holdings Corp.		37,526	1,098,297
GS Retail Co. Ltd.		20,214	580,629
Hana Financial Group, Inc.		224,674	5,542,357
Hanjin Shipping Co. Ltd. (a)(d)		12	0
Hankook Tire Co. Ltd.		54,165	1,179,903
Hanmi Pharm Co. Ltd.		4,615	1,016,885
Hanon Systems		134,862	1,123,230
Hanwha Corp.		30,331	644,229
Hanwha Solutions Corp.		76,881	1,639,377
HLB, Inc.		33,566	2,346,527
Hotel Shilla Co.		23,017	1,353,081
Hyundai Department Store Co. Ltd.		9,375	468,021
Hyundai Engineering & Construction Co. Ltd.		57,318	1,644,011
Hyundai Fire & Marine Insurance Co. Ltd.		45,195	880,574
Hyundai Glovis Co. Ltd.		13,960	1,301,607
Hyundai Heavy Industries Co. Ltd. (a)		28,525	2,127,699
Hyundai Mobis		52,285	8,984,804
Hyundai Motor Co.		117,414	12,420,242
Hyundai Robotics Co. Ltd.		7,094	1,402,949
Hyundai Steel Co.		64,246	1,332,347
Industrial Bank of Korea		184,470	1,251,026
Kakao Corp.		43,280	12,431,790
Kangwon Land, Inc.		73,663	1,407,522
KB Financial Group, Inc.		302,827	8,928,828
Kia Motors Corp.		196,615	6,642,288
KMW Co. Ltd. (a)		20,272	1,203,579
Korea Aerospace Industries Ltd.		53,164	1,064,738
Korea Electric Power Corp. (a)		205,589	3,285,976
Korea Express Co. Ltd. (a)		6,456	825,990
Korea Gas Corp.		19,472	412,770
Korea Investment Holdings Co. Ltd.		31,492	1,282,475
Korea Zinc Co. Ltd.		7,223	2,500,562
Korean Air Lines Co. Ltd. (a)		89,385	1,300,569
KT&G Corp.		88,722	6,002,049
Kumho Petro Chemical Co. Ltd.		13,206	934,246
LG Chemical Ltd.		33,779	16,044,079
LG Corp.		71,292	4,411,560
LG Display Co. Ltd. (a)		168,572	1,777,697
LG Electronics, Inc.		88,167	5,212,489
LG Household & Health Care Ltd.		7,592	8,703,888
LG Innotek Co. Ltd.		10,599	1,426,956
LG Telecom Ltd.		153,531	1,470,013
Lotte Chemical Corp.		12,735	1,794,397
Lotte Confectionery Co. Ltd.		19,897	515,785
Lotte Shopping Co. Ltd.		7,779	506,735
Meritz Securities Co. Ltd.		199,444	513,678
Mirae Asset Daewoo Co. Ltd.		217,921	1,437,791
NAVER Corp.		93,346	23,495,347
NCSOFT Corp.		12,464	8,452,749
Netmarble Corp. (a)(c)		15,784	1,689,455
Orion Corp./Republic of Korea		17,376	1,947,037
Ottogi Corp.		859	400,818
Pearl Abyss Corp. (a)		4,287	675,748
POSCO		57,134	9,185,290
POSCO Chemtech Co. Ltd.		15,368	971,536
Posco International Corp.		35,358	409,503
S-Oil Corp.		33,023	1,684,481
S1 Corp.		11,686	884,370
Samsung Biologics Co. Ltd. (a)(c)		12,524	7,676,561
Samsung Card Co. Ltd.		21,186	501,366
Samsung Electro-Mechanics Co. Ltd.		45,195	5,309,900
Samsung Electronics Co. Ltd.		3,523,341	170,589,738
Samsung Engineering Co. Ltd. (a)		114,830	1,142,673
Samsung Fire & Marine Insurance Co. Ltd.		24,059	3,450,336
Samsung Heavy Industries Co. Ltd. (a)		354,254	1,694,457
Samsung Life Insurance Co. Ltd.		50,392	2,003,696
Samsung SDI Co. Ltd.		41,627	13,836,680
Samsung SDS Co. Ltd.		27,269	3,796,672
Samsung Securities Co. Ltd.		46,611	1,128,383
Shinhan Financial Group Co. Ltd.		354,799	8,869,854
Shinsegae Co. Ltd.		5,400	943,756
SK C&C Co. Ltd.		26,671	4,940,065
SK Energy Co. Ltd.		41,799	4,439,042
SK Hynix, Inc.		412,993	28,595,170
SK Telecom Co. Ltd.		14,773	2,725,907
STX Pan Ocean Co. Ltd. (Korea) (a)		185,278	544,589
ViroMed Co. Ltd.		18,361	830,641
Woori Financial Group, Inc.		441,220	3,136,128
Woori Investment & Securities Co. Ltd.		85,320	626,419
Yuhan Corp.		34,132	1,635,445

TOTAL KOREA (SOUTH)			508,960,403

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)		545,870	6,005,691
Aroundtown SA		866,952	5,216,423
Eurofins Scientific SA		10,021	6,513,578
Globant SA (a)		28,101	4,859,787
Reinet Investments SCA		112,658	2,134,760
SES SA (France) (depositary receipt)		288,900	2,040,497
Tenaris SA		370,430	2,183,154

TOTAL LUXEMBOURG			28,953,890

Malaysia - 0.5%
AMMB Holdings Bhd		1,136,600	778,754
Axiata Group Bhd		2,015,315	1,523,656
Bumiputra-Commerce Holdings Bhd		5,207,795	4,419,933
Carlsberg Brewery BHD		106,900	638,416
Dialog Group Bhd		2,928,422	2,620,543
DiGi.com Bhd		2,279,400	2,285,684
Fraser & Neave Holdings BHD		99,900	766,181
Gamuda Bhd		1,309,575	1,103,149
Genting Bhd		1,513,000	1,373,017
Genting Malaysia Bhd		2,119,300	1,142,901
Genting Plantations Bhd		181,000	432,612
Hap Seng Consolidated Bhd		443,400	937,426
Hartalega Holdings Bhd		1,275,600	6,130,131
Hong Leong Bank Bhd		467,600	1,660,234
Hong Leong Credit Bhd		159,300	508,402
IHH Healthcare Bhd		1,568,000	2,003,035
IJM Corp. Bhd		2,017,400	763,516
IOI Corp. Bhd		1,778,500	1,927,499
IOI Properties Group Bhd		11	2
Kuala Lumpur Kepong Bhd		296,613	1,632,266
Malayan Banking Bhd		2,955,656	5,351,417
Malaysia Airports Holdings Bhd		782,698	977,960
Maxis Bhd		1,734,900	2,168,558
MISC Bhd		947,600	1,764,266
Nestle (Malaysia) BHD		49,100	1,642,868
Petronas Chemicals Group Bhd		1,790,400	2,620,114
Petronas Dagangan Bhd		219,300	1,112,871
Petronas Gas Bhd		588,600	2,341,006
PPB Group Bhd		452,120	2,104,703
Press Metal Bhd		1,064,500	1,217,345
Public Bank Bhd		2,393,400	9,607,737
QL Resources Bhd		514,200	1,182,851
RHB Capital Bhd		1,153,557	1,366,142
Sime Darby Bhd		2,033,907	1,045,592
Sime Darby Plantation Bhd		1,490,107	1,836,026
Sime Darby Property Bhd		15	2
SP Setia Bhd		14	3
Telekom Malaysia Bhd		826,474	780,042
Tenaga Nasional Bhd		1,782,225	4,810,240
Top Glove Corp. Bhd		1,162,600	7,122,157
Westports Holdings Bhd		594,400	550,448
YTL Corp. Bhd		2,309,312	425,591

TOTAL MALAYSIA			82,675,296

Mexico - 0.5%
Alfa SA de CV Series A		2,288,800	1,238,245
America Movil S.A.B. de CV Series L		25,467,046	16,009,165
CEMEX S.A.B. de CV unit		12,026,240	3,685,417
Coca-Cola FEMSA S.A.B. de CV unit		395,800	1,634,776
Embotelladoras Arca S.A.B. de CV		375,762	1,853,230
Fibra Uno Administracion SA de CV		2,384,900	1,923,566
Fomento Economico Mexicano S.A.B. de CV unit		1,544,500	9,477,282
Gruma S.A.B. de CV Series B		166,815	1,957,481
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		280,900	1,864,631
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)		153,315	1,523,850
Grupo Bimbo S.A.B. de CV Series A		1,192,900	2,148,882
Grupo Carso SA de CV Series A1		339,000	669,317
Grupo Financiero Banorte S.A.B. de CV Series O (a)		1,954,600	7,017,414
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		1,703,900	1,224,236
Grupo Mexico SA de CV Series B		2,363,623	5,969,861
Grupo Televisa SA de CV (a)		1,793,100	2,006,209
Industrias Penoles SA de CV		105,240	1,570,395
Infraestructura Energetica Nova S.A.B. de CV		396,200	1,178,185
JB y Co. SA de CV		399,100	799,635
Kimberly-Clark de Mexico SA de CV Series A		1,125,200	1,841,374
Megacable Holdings S.A.B. de CV unit		220,100	653,723
Mexichem S.A.B. de CV		780,216	1,235,444
Promotora y Operadora de Infraestructura S.A.B. de CV (a)		162,135	1,190,277
Wal-Mart de Mexico SA de CV Series V		4,148,800	9,736,770

TOTAL MEXICO			78,409,365

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		1,946,500	2,014,236
HKT Trust/HKT Ltd. unit		2,912,640	4,291,750

TOTAL MULTI-NATIONAL			6,305,986

Netherlands - 3.3%
ABN AMRO Group NV GDR (c)		316,707	2,620,409
Adyen BV (a)(c)		13,688	22,847,396
AEGON NV		1,354,361	3,968,803
AerCap Holdings NV (a)		99,994	2,692,838
Airbus Group NV		445,251	32,590,575
Akzo Nobel NV		151,019	14,185,174
Altice Europe NV Class A (a)		496,739	2,346,386
ASML Holding NV (Netherlands)		322,811	114,771,462
CNH Industrial NV		773,816	5,272,212
EXOR NV		81,332	4,565,110
Ferrari NV		95,511	17,027,962
Fiat Chrysler Automobiles NV (Italy)		830,711	8,434,980
Heineken Holding NV		86,374	7,462,941
Heineken NV (Bearer)		195,749	18,963,108
ING Groep NV (Certificaten Van Aandelen)		2,949,176	20,564,259
Koninklijke Ahold Delhaize NV		836,843	24,101,794
Koninklijke DSM NV		130,411	19,908,846
Koninklijke KPN NV (b)		2,727,103	7,047,986
Koninklijke Philips Electronics NV		693,420	35,829,618
NN Group NV		220,895	8,066,301
Prosus NV		369,459	35,958,305
QIAGEN NV (Germany) (a)		175,663	8,725,910
Randstad NV		91,177	4,366,963
STMicroelectronics NV (France)		483,467	13,584,044
Takeaway.com Holding BV (a)(c)		92,050	9,949,564
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		105,906	5,553,958
Unilever NV		1,108,424	65,497,093
Vopak NV		53,726	2,933,331
Wolters Kluwer NV		207,559	16,346,877
X5 Retail Group NV GDR		92,167	3,452,227

TOTAL NETHERLANDS			539,636,432

New Zealand - 0.2%
Auckland International Airport Ltd.		966,749	4,090,524
Fisher & Paykel Healthcare Corp.		436,145	10,413,049
Mercury Nz Ltd.		519,553	1,609,130
Meridian Energy Ltd.		974,777	3,141,854
Ryman Healthcare Group Ltd.		301,340	2,657,988
Spark New Zealand Ltd.		1,399,951	4,577,246
The a2 Milk Co. Ltd. (a)		559,581	7,734,018

TOTAL NEW ZEALAND			34,223,809

Norway - 0.4%
DNB ASA		712,509	10,943,673
Equinor ASA		644,603	9,511,273
Equinor ASA sponsored ADR		110,112	1,641,770
Gjensidige Forsikring ASA (a)		151,665	3,106,001
Mowi ASA		334,465	6,019,146
Norsk Hydro ASA		1,075,183	3,037,100
Orkla ASA		562,844	5,534,538
Schibsted ASA (B Shares)		71,874	2,362,674
Telenor ASA		549,133	8,488,934
Yara International ASA		133,043	5,558,898

TOTAL NORWAY			56,204,007

Pakistan - 0.0%
Habib Bank Ltd.		385,416	282,954
Lucky Cement Ltd.		11	38
MCB Bank Ltd.		266,532	283,300
Oil & Gas Development Co. Ltd.		499,422	342,773

TOTAL PAKISTAN			909,065

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		1,498,911	3,127,019
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		163,608	1,940,391
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		1,425,920	1,403,286
Aboitiz Power Corp.		1,023,900	535,900
Altus Property Ventures, Inc. (a)		10,562	3,035
Ayala Corp.		214,035	3,181,891
Ayala Land, Inc.		6,093,270	4,134,344
Bank of the Philippine Islands (BPI)		632,943	879,393
BDO Unibank, Inc.		1,496,318	2,677,220
DMCI Holdings, Inc.		9	1
Globe Telecom, Inc.		24,625	1,033,935
GT Capital Holdings, Inc.		72,239	648,320
International Container Terminal Services, Inc.		725,330	1,424,674
JG Summit Holdings, Inc.		2,145,710	2,734,250
Jollibee Food Corp.		316,030	869,728
Manila Electric Co.		157,510	850,780
Megaworld Corp.		7,793,600	477,077
Metro Pacific Investments Corp.		10,389,700	662,618
Metropolitan Bank & Trust Co.		1,321,641	923,504
Philippine Long Distance Telephone Co.		64,330	1,742,989
PUREGOLD Price Club, Inc.		750,900	733,371
Robinsons Land Corp.		1,449,942	455,745
SM Investments Corp.		183,060	3,343,968
SM Prime Holdings, Inc.		7,601,975	4,663,726
Universal Robina Corp.		650,850	1,626,194

TOTAL PHILIPPINES			35,005,949

Poland - 0.2%
Bank Polska Kasa Opieki SA		136,616	1,844,964
Bank Zachodni WBK SA (a)		26,508	1,064,467
BRE Bank SA		11,013	551,040
CD Projekt RED SA (a)		51,355	5,512,091
Cyfrowy Polsat SA		209,185	1,554,918
Dino Polska SA (a)(c)		37,749	2,094,395
Grupa Lotos SA		70,479	913,601
KGHM Polska Miedz SA (Bearer) (a)		105,822	3,561,446
LPP SA (a)		962	1,772,278
Orange Polska SA (a)		478,233	898,279
Polish Oil & Gas Co. SA		1,296,885	1,772,186
Polska Grupa Energetyczna SA (a)		634,188	1,121,282
Polski Koncern Naftowy Orlen SA		229,325	3,262,295
Powszechna Kasa Oszczednosci Bank SA		678,460	3,939,954
Powszechny Zaklad Ubezpieczen SA		475,895	3,433,239

TOTAL POLAND			33,296,435

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)		319,729	4
Energias de Portugal SA		1,910,967	9,645,636
Energias de Portugal SA rights 8/3/20 (a)		1,910,967	194,038
Galp Energia SGPS SA Class B		375,174	3,928,373
Jeronimo Martins SGPS SA		187,428	3,156,062

TOTAL PORTUGAL			16,924,113

Qatar - 0.2%
Barwa Real Estate Co. (a)		1,351,721	1,175,006
Industries Qatar QSC (a)		1,390,060	2,985,518
Masraf al Rayan (a)		2,857,175	3,090,238
Mesaieed Petrochemical Holding Co. (a)		3,380,788	1,935,991
Ooredoo Qsc (a)		605,782	1,114,732
Qatar Electricity & Water Co. (a)		405,366	1,881,540
Qatar Fuel Co. (a)		367,229	1,623,836
Qatar International Islamic Bank QSC (a)		562,269	1,267,846
Qatar Islamic Bank (a)		879,259	3,887,962
Qatar National Bank SAQ (a)		3,418,843	16,901,723
The Commercial Bank of Qatar (a)		1,478,744	1,677,345

TOTAL QATAR			37,541,737

Russia - 0.8%
Alrosa Co. Ltd.		1,965,300	1,808,807
Gazprom OAO		6,736,944	16,568,856
Gazprom OAO sponsored ADR (Reg. S)		1,089,314	5,280,994
Inter Rao Ues JSC		26,472,000	2,059,231
Lukoil PJSC		260,896	17,914,458
Lukoil PJSC sponsored ADR		52,271	3,559,655
Magnit OJSC GDR (Reg. S)		277,740	4,118,884
Magnitogorsk Iron & Steel Works PJSC		1,777,200	956,843
MMC Norilsk Nickel PJSC		38,211	10,120,038
MMC Norilsk Nickel PJSC sponsored ADR		94,428	2,480,624
Mobile TeleSystems OJSC sponsored ADR (b)		350,805	3,108,132
Moscow Exchange MICEX-RTS OAO		1,060,480	1,900,634
NOVATEK OAO GDR (Reg. S)		68,498	10,041,807
Novolipetsk Steel OJSC		919,930	1,802,924
PhosAgro OJSC GDR (Reg. S)		94,654	1,118,810
Polyus PJSC		25,413	5,806,264
Rosneft Oil Co. OJSC		666,306	3,200,459
Rosneft Oil Co. OJSC GDR (Reg. S)		214,392	1,015,789
Sberbank of Russia		8,139,513	24,372,038
Severstal PAO		156,371	1,915,134
Severstal PAO GDR (Reg. S)		5,394	65,861
Surgutneftegas OJSC		3,334,400	1,668,997
Surgutneftegas OJSC sponsored ADR		214,357	1,057,637
Tatneft PAO		934,134	6,932,377
Tatneft PAO sponsored ADR		24,387	1,088,148
VTB Bank OJSC		2,344,588,000	1,216,835

TOTAL RUSSIA			131,180,236

Saudi Arabia - 0.7%
Abdullah Al Othaim Markets Co.		34,399	1,085,975
Advanced Polypropylene Co.		79,820	1,096,078
Al Rajhi Bank		919,253	14,436,861
Alinma Bank		797,808	3,118,565
Almarai Co. Ltd.		185,720	2,654,275
Arab National Bank		446,875	2,311,587
Bank Al-Jazira		286,588	915,455
Bank Albilad		268,220	1,682,096
Banque Saudi Fransi		449,314	3,612,099
Bupa Arabia for Cooperative Insurance Co.		45,049	1,434,207
Dar Al Arkan Real Estate Development Co. (a)		376,752	729,314
Emaar The Economic City (a)		257,035	486,601
Etihad Etisalat Co. (a)		285,750	2,083,848
Jarir Marketing Co.		44,492	1,793,726
National Commercial Bank		1,134,503	10,980,818
National Industrialization Co. (a)		245,273	674,919
Rabigh Refining & Petrochemical Co. (a)		166,569	566,718
Riyad Bank		1,027,060	4,639,078
SABIC		697,279	16,528,398
Sahara International Petrochemical Co.		265,535	1,030,874
Samba Financial Group		746,544	5,135,675
Saudi Airlines Catering Co.		27,669	607,178
Saudi Arabian Fertilizers Co.		161,052	3,349,524
Saudi Arabian Mining Co. (a)		334,037	3,219,773
Saudi Arabian Oil Co.		904,519	7,958,918
Saudi Cement Co.		50,870	759,578
Saudi Electricity Co.		618,053	2,584,010
Saudi Industrial Investment Group		166,817	813,091
Saudi Kayan Petrochemical Co. (a)		546,240	1,184,122
Saudi Telecom Co.		453,868	11,763,004
The Co. for Cooperative Insurance (a)		44,961	977,048
The Saudi British Bank		547,265	3,537,144
The Savola Group		194,734	2,414,444
Yanbu National Petrochemical Co.		188,813	2,607,859

TOTAL SAUDI ARABIA			118,772,860

Singapore - 0.7%
Ascendas Real Estate Investment Trust		2,341,484	6,060,849
BOC Aviation Ltd. Class A (c)		158,100	913,885
CapitaCommercial Trust (REIT)		2,266,250	2,672,396
CapitaLand Ltd.		2,004,700	4,045,964
CapitaMall Trust		1,976,600	2,731,905
City Developments Ltd.		331,200	1,983,432
DBS Group Holdings Ltd.		1,357,741	19,613,461
Genting Singapore Ltd.		5,204,000	2,791,712
Jardine Cycle & Carriage Ltd.		76,993	1,128,923
Keppel Corp. Ltd.		1,133,800	4,464,791
Mapletree Commercial Trust		1,675,400	2,255,960
Mapletree Logistics Trust (REIT)		2,160,500	3,365,342
Oversea-Chinese Banking Corp. Ltd.		2,501,603	15,669,449
Singapore Airlines Ltd.		1,030,600	2,570,894
Singapore Exchange Ltd.		620,500	3,701,484
Singapore Technologies Engineering Ltd.		1,246,300	2,981,015
Singapore Telecommunications Ltd.		6,232,000	11,310,293
Suntec (REIT)		1,538,500	1,509,612
United Overseas Bank Ltd.		891,289	12,548,913
UOL Group Ltd.		341,321	1,653,320
Venture Corp. Ltd.		228,100	2,978,856
Wilmar International Ltd.		1,451,400	4,906,034
Yangzijiang Shipbuilding Holdings Ltd.		2,034,200	1,363,130

TOTAL SINGAPORE			113,221,620

South Africa - 1.0%
Absa Group Ltd.		537,233	2,491,661
Anglo American Platinum Ltd.		40,627	3,099,524
AngloGold Ashanti Ltd.		315,095	10,279,631
Aspen Pharmacare Holdings Ltd. (a)		289,927	2,246,314
Bidcorp Ltd.		263,531	4,327,497
Bidvest Group Ltd.		214,548	1,655,761
Capitec Bank Holdings Ltd.		34,575	1,788,282
Clicks Group Ltd.		189,487	2,530,410
Discovery Ltd.		290,054	1,880,610
Exxaro Resources Ltd.		187,119	1,470,680
FirstRand Ltd.		3,567,399	8,101,583
Gold Fields Ltd.		669,098	8,848,227
Growthpoint Properties Ltd.		2,241,342	1,742,592
Impala Platinum Holdings Ltd.		603,571	5,327,491
Kumba Iron Ore Ltd.		48,457	1,559,128
Life Healthcare Group Holdings Ltd.		960,214	975,732
MMI Holdings Ltd.		678,828	656,837
Mr Price Group Ltd.		187,951	1,392,995
MTN Group Ltd.		1,276,961	4,417,958
MultiChoice Group Ltd.		327,857	2,024,442
Naspers Ltd. Class N		336,818	61,284,454
Nedbank Group Ltd.		276,381	1,697,373
Northam Platinum Ltd. (a)		267,495	2,097,396
Old Mutual Ltd.		3,555,825	2,385,978
Pick 'n Pay Stores Ltd.		259,130	682,777
PSG Group Ltd.		126,872	1,145,160
Rand Merchant Insurance Holdings Ltd.		547,694	1,019,211
Remgro Ltd.		377,598	2,041,763
RMB Holdings Ltd.		799,174	63,583
Sanlam Ltd.		1,454,631	5,147,783
Sasol Ltd. (a)		426,260	3,397,362
Shoprite Holdings Ltd.		378,001	2,312,399
Sibanye Stillwater Ltd. (a)		1,720,037	4,865,628
Spar Group Ltd.		144,450	1,394,325
Standard Bank Group Ltd.		972,047	6,176,177
Steinhoff Africa Retail Ltd. (c)		609,494	358,699
Tiger Brands Ltd.		117,724	1,214,378
Vodacom Group Ltd.		525,788	3,950,388
Woolworths Holdings Ltd.		721,733	1,339,705

TOTAL SOUTH AFRICA			169,391,894

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA		205,142	4,758,577
Aena Sme SA (a)(c)		50,820	6,602,935
Amadeus IT Holding SA Class A		326,518	16,304,763
Banco Bilbao Vizcaya Argentaria SA		5,033,688	15,673,494
Banco Santander SA (Spain)		12,494,398	26,793,885
Banco Santander SA (Spain) sponsored ADR		69,238	146,092
Bankinter SA		512,751	2,646,706
CaixaBank SA		2,683,042	5,771,352
Cellnex Telecom SA (b)(c)		239,146	14,992,182
Enagas SA		191,399	4,818,047
Endesa SA		234,809	6,649,302
Ferrovial SA		367,934	8,988,879
Gas Natural SDG SA(b)		228,106	4,229,298
Grifols SA		228,048	6,635,140
Iberdrola SA		4,586,176	58,992,963
Inditex SA		825,893	21,884,420
MAPFRE SA (Reg.)		802,649	1,442,803
Red Electrica Corporacion SA		324,721	6,318,984
Repsol SA		1,184,268	9,338,819
Siemens Gamesa Renewable Energy SA		179,271	4,197,049
Telefonica SA		3,784,767	15,850,659

TOTAL SPAIN			243,036,349

Sweden - 1.9%
Alfa Laval AB		237,315	5,597,524
ASSA ABLOY AB (B Shares)		757,839	16,730,202
Atlas Copco AB:
(A Shares)		487,969	21,502,136
(B Shares)		318,990	12,279,605
Boliden AB		207,949	5,634,325
Electrolux AB (B Shares)		170,217	3,180,313
Epiroc AB:
Class A		524,628	7,335,416
Class B		267,202	3,625,972
EQT AB (b)		180,644	4,217,626
Ericsson (B Shares)		2,221,171	25,843,484
Essity AB Class B		457,517	15,032,932
Evolution Gaming Group AB (c)		96,084	6,548,371
H&M Hennes & Mauritz AB (B Shares)		607,604	9,470,951
Hexagon AB (B Shares) (a)		212,948	13,795,067
Husqvarna AB (B Shares)		317,276	3,017,271
ICA Gruppen AB		76,781	3,766,338
Industrivarden AB (C Shares)		116,241	2,845,027
Investor AB (B Shares)		341,396	20,086,463
Kinnevik AB (B Shares)		180,084	6,290,419
Latour Investment AB Class B (b)		119,558	2,441,460
Lundbergfoeretagen AB		56,044	2,615,723
Lundin Petroleum AB		141,227	3,253,900
Nibe Industrier AB (B Shares)		236,463	5,655,528
Sandvik AB		852,149	15,925,418
Securitas AB (B Shares)		230,007	3,419,862
Skandinaviska Enskilda Banken AB (A Shares) (a)		1,220,362	11,763,999
Skanska AB (B Shares) (a)		257,454	5,175,294
SKF AB (B Shares)		290,182	5,335,795
Svenska Cellulosa AB (SCA) (B Shares)		463,221	5,581,675
Svenska Handelsbanken AB (A Shares) (a)		1,171,328	11,046,176
Swedbank AB (A Shares) (a)		680,810	11,008,895
Swedish Match Co. AB		131,756	10,098,947
Tele2 AB (B Shares)		377,281	5,330,309
Telia Co. AB		1,937,662	7,550,548
Volvo AB (B Shares)		1,123,844	19,314,609

TOTAL SWEDEN			312,317,580

Switzerland - 6.5%
ABB Ltd. (Reg.)		1,398,637	35,124,487
Adecco SA (Reg.)		119,954	5,662,254
Alcon, Inc. (Switzerland) (a)		373,624	22,469,324
Baloise Holdings AG		35,364	5,367,146
Banque Cantonale Vaudoise		23,011	2,407,908
Barry Callebaut AG		2,300	4,775,791
Clariant AG (Reg.)		162,690	3,059,721
Coca-Cola HBC AG		150,242	3,939,236
Compagnie Financiere Richemont SA Series A		394,858	24,513,225
Credit Suisse Group AG		1,682,112	17,938,508
Credit Suisse Group AG sponsored ADR		161,054	1,700,730
Ems-Chemie Holding AG		6,258	5,381,791
Galenica AG		34,576	4,863,815
Geberit AG (Reg.)		28,339	15,592,570
Givaudan SA		7,005	28,807,397
Julius Baer Group Ltd.		171,566	7,531,733
Kuehne & Nagel International AG		40,609	6,966,871
LafargeHolcim Ltd. (Reg.)		394,309	18,543,798
Lindt & Spruengli AG		75	6,404,789
Lindt & Spruengli AG (participation certificate)		839	6,476,781
Logitech International SA (Reg.)		124,947	9,055,259
Lonza Group AG		56,538	35,355,217
Nestle SA (Reg. S)		2,255,643	268,245,038
Novartis AG		1,628,589	134,142,452
Partners Group Holding AG		14,306	13,784,317
Roche Holding AG (participation certificate)		532,705	184,505,874
Schindler Holding AG:
(participation certificate)		32,445	8,177,325
(Reg.)		13,954	3,463,515
SGS SA (Reg.)		4,634	12,115,132
Sika AG		107,556	23,579,879
Sonova Holding AG Class B		41,633	9,359,515
Straumann Holding AG		7,875	7,713,548
Swatch Group AG (Bearer)		21,249	4,437,766
Swatch Group AG (Bearer) (Reg.)		49,477	1,960,578
Swiss Life Holding AG		24,252	8,827,829
Swiss Prime Site AG		57,263	5,206,296
Swiss Re Ltd.		223,300	17,620,413
Swisscom AG		19,775	10,504,286
Temenos Group AG		49,858	7,359,718
UBS Group AG		2,644,308	30,923,267
UBS Group AG (b)		143,259	1,673,265
Zurich Insurance Group Ltd.		113,450	41,954,148

TOTAL SWITZERLAND			1,067,492,512

Taiwan - 3.7%
Accton Technology Corp.		392,000	3,063,960
Acer, Inc.		2,146,060	1,483,721
Advantech Co. Ltd.		282,076	2,968,513
ASE Technology Holding Co. Ltd.		2,448,943	6,259,702
Asia Cement Corp.		1,573,785	2,141,295
ASUSTeK Computer, Inc.		566,422	4,176,499
AU Optronics Corp.		6,574,000	2,234,319
Catcher Technology Co. Ltd.		546,000	4,016,620
Cathay Financial Holding Co. Ltd.		6,238,332	8,413,526
Chang Hwa Commercial Bank		3,631,771	2,350,100
Cheng Shin Rubber Industry Co. Ltd.		1,330,513	1,538,414
Chicony Electronics Co. Ltd.		435,870	1,290,004
China Airlines Ltd.		1,809,835	492,493
China Development Finance Holding Corp.		10,072,819	2,964,006
China Life Insurance Co. Ltd.		1,980,431	1,369,210
China Steel Corp.		8,987,421	6,060,586
Chinatrust Financial Holding Co. Ltd.		13,059,255	8,628,484
Chunghwa Picture Tubes, Ltd. (a)(d)		551	3
Chunghwa Telecom Co. Ltd.		2,866,400	10,687,492
Compal Electronics, Inc.		3,110,394	1,975,644
Delta Electronics, Inc.		1,465,383	9,981,493
E.SUN Financial Holdings Co. Ltd.		8,434,420	7,784,646
ECLAT Textile Co. Ltd.		141,420	1,666,485
EVA Airways Corp.		1,607,284	593,932
Evergreen Marine Corp. (Taiwan) (a)		1,552,554	581,639
Far Eastern Textile Ltd.		2,219,032	1,934,719
Far EasTone Telecommunications Co. Ltd.		1,250,000	2,686,295
Feng Tay Enterprise Co. Ltd.		242,136	1,447,274
First Financial Holding Co. Ltd.		7,394,187	5,943,151
Formosa Chemicals & Fibre Corp.		2,623,620	6,022,478
Formosa Petrochemical Corp.		977,000	2,711,855
Formosa Plastics Corp.		2,853,640	7,629,274
Formosa Taffeta Co. Ltd.		542,000	557,469
Foxconn Technology Co. Ltd.		698,811	1,289,952
Fubon Financial Holding Co. Ltd.		4,976,487	7,076,096
Giant Manufacturing Co. Ltd.		221,042	2,322,439
GlobalWafers Co. Ltd.		181,000	2,598,307
Highwealth Construction Corp.		477,400	695,890
HIWIN Technologies Corp.		185,305	1,950,114
Hon Hai Precision Industry Co. Ltd. (Foxconn)		9,442,593	25,212,836
Hotai Motor Co. Ltd.		227,000	5,179,824
Hua Nan Financial Holdings Co. Ltd.		6,130,196	4,196,476
Innolux Corp.		6,308,819	1,783,366
Inventec Corp.		1,851,209	1,576,195
Largan Precision Co. Ltd.		79,000	10,291,363
Lite-On Technology Corp.		1,589,053	2,684,321
MediaTek, Inc.		1,143,989	27,312,046
Mega Financial Holding Co. Ltd.		8,736,833	9,625,930
Micro-Star International Co. Ltd.		494,000	2,195,593
Nan Ya Plastics Corp.		3,866,980	8,046,880
Nanya Technology Corp.		928,000	1,915,292
Nien Made Enterprise Co. Ltd.		122,000	1,337,920
Novatek Microelectronics Corp.		488,000	4,819,835
Pegatron Corp.		1,560,652	3,279,485
Phison Electronics Corp.		114,199	1,145,413
Pou Chen Corp.		1,689,240	1,527,461
Powertech Technology, Inc.		560,700	1,875,238
President Chain Store Corp.		437,000	4,167,291
Quanta Computer, Inc.		2,237,000	6,232,089
Realtek Semiconductor Corp.		395,744	5,047,549
Ruentex Development Co. Ltd.		381,948	660,819
Shin Kong Financial Holding Co. Ltd.		8,143,563	2,360,252
Sinopac Holdings Co.		8,868,250	3,216,636
Standard Foods Corp.		282,981	590,789
Synnex Technology International Corp.		1,016,920	1,516,964
Taishin Financial Holdings Co. Ltd.		7,710,380	3,505,673
Taiwan Business Bank		4,008,917	1,378,995
Taiwan Cement Corp.		3,474,528	5,325,038
Taiwan Cooperative Financial Holding Co. Ltd.		6,708,812	4,889,605
Taiwan High Speed Rail Corp.		1,376,000	1,560,548
Taiwan Mobile Co. Ltd.		1,235,400	4,417,853
Taiwan Semiconductor Manufacturing Co. Ltd.		18,400,000	267,170,690
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		51,568	4,068,200
Tatung Co. Ltd. (a)		488,000	265,922
The Shanghai Commercial & Savings Bank Ltd.		2,624,815	3,785,877
Unified-President Enterprises Corp.		3,612,620	8,797,164
United Microelectronics Corp.		8,404,000	6,358,064
Vanguard International Semiconductor Corp.		633,000	2,052,367
Walsin Technology Corp.		243,000	1,452,439
Win Semiconductors Corp.		288,000	3,109,325
Winbond Electronics Corp.		2,262,000	1,009,202
Wistron Corp.		2,141,291	2,515,991
Wiwynn Corp.		59,000	1,575,370
WPG Holding Co. Ltd.		1,195,378	1,624,398
Yageo Corp.		282,292	3,739,922
Yuanta Financial Holding Co. Ltd.		7,304,085	4,477,676

TOTAL TAIWAN			608,466,281

Thailand - 0.6%
Advanced Info Service PCL		33,200	196,922
Advanced Info Service PCL (For. Reg.)		851,700	5,051,763
Airports of Thailand PCL (For. Reg.)		3,675,700	6,069,206
Asset World Corp. PCL		837,600	107,956
Asset World Corp. PCL		4,539,400	585,072
B. Grimm Power PCL		684,600	1,075,518
Bangkok Bank PCL (For. Reg.)		341,800	1,090,385
Bangkok Commercial Asset Management PCL		49,700	39,199
Bangkok Commercial Asset Management PCL		1,753,200	1,382,774
Bangkok Dusit Medical Services PCL (For. Reg.)		7,929,400	5,618,459
Bangkok Expressway and Metro PCL		5,742,600	1,629,433
Bangkok Expressway and Metro PCL		105,500	29,935
Berli Jucker PCL (For. Reg)		852,800	1,011,658
BTS Group Holdings PCL (For. Reg.)		5,448,400	1,834,184
Bumrungrad Hospital PCL		40,000	146,842
Bumrungrad Hospital PCL (For. Reg.)		293,600	1,077,820
C.P. ALL PCL		234,700	513,571
C.P. ALL PCL (For. Reg.)		4,253,600	9,307,733
Central Pattana PCL (For. Reg.)		1,611,100	2,492,324
Central Retail Corp. PCL		1,375,150	1,300,639
Charoen Pokphand Foods PCL		242,200	262,079
Charoen Pokphand Foods PCL (For. Reg.)		2,734,640	2,959,093
Electricity Generating PCL (For. Reg.)		204,700	1,555,431
Energy Absolute PCL		1,051,800	1,593,381
Global Power Synergy Public Co. Ltd.		407,200	894,299
Gulf Energy Development PCL		1,372,700	1,485,368
Home Product Center PCL (For. Reg.)		5,041,347	2,521,482
Indorama Ventures PCL (For. Reg.)		1,498,300	1,200,946
Intouch Holdings PCL (For. Reg.)		1,767,100	3,215,227
IRPC PCL (For. Reg.)		7,980,400	649,895
Kasikornbank PCL (For. Reg.)		1,331,500	3,479,232
Krung Thai Bank PCL		287,200	90,700
Krung Thai Bank PCL (For. Reg.)		2,475,475	781,771
Krungthai Card PCL (For. Reg.)		638,800	629,788
Land & House PCL (For. Reg.)		7,055,500	1,673,956
Minor International PCL		261,700	152,707
Minor International PCL:
warrants 9/30/21 (a)		45,263	1,437
(For. Reg.)		2,122,698	1,238,638
Muangthai Leasing PCL		517,791	830,059
Osotspa PCL		630,600	859,266
PTT Exploration and Production PCL		10,200	29,760
PTT Exploration and Production PCL (For. Reg.)		1,069,851	3,121,399
PTT Global Chemical PCL		59,200	89,208
PTT Global Chemical PCL (For. Reg.)		1,581,286	2,382,829
PTT PCL (For. Reg.)		8,425,700	10,535,502
Ratchaburi Electric Generating Holding PCL (For. Reg.)		514,200	985,042
Siam Cement PCL		13,900	170,240
Siam Cement PCL (For. Reg.)		561,850	6,881,266
Siam Commercial Bank PCL (For. Reg.)		593,600	1,275,127
Srisawad Corp. PCL		551,600	848,887
Thai Oil PCL		22,000	29,625
Thai Oil PCL (For. Reg.)		799,100	1,076,056
Thai Union Frozen Products PCL		158,300	68,010
Thai Union Frozen Products PCL (For. Reg.)		2,237,100	961,114
TMB Bank PCL (For. Reg.)		17,562,491	534,927
Total Access Communication PCL (For. Reg.)		369,700	435,604
True Corp. PCL (For. Reg.)		7,537,335	811,973

TOTAL THAILAND			96,872,717

Turkey - 0.1%
Akbank TAS (a)		2,252,613	1,687,930
Anadolu Efes Biracilik Ve Malt Sanayii A/S		157,702	436,595
Aselsan A/S		257,200	1,296,850
Bim Birlesik Magazalar A/S JSC		351,105	3,587,366
Eregli Demir ve Celik Fabrikalari T.A.S.		1,044,728	1,141,387
Ford Otomotiv Sanayi A/S		50,605	600,631
Haci Omer Sabanci Holding A/S		672,694	806,117
Koc Holding A/S		548,323	1,267,894
TAV Havalimanlari Holding A/S		143,068	339,615
Tupras Turkiye Petrol Rafinerileri A/S (a)		92,531	1,092,297
Turk Hava Yollari AO (a)		406,057	620,728
Turkcell Iletisim Hizmet A/S		814,205	1,730,171
Turkiye Garanti Bankasi A/S (a)		1,690,959	1,697,488
Turkiye Is Bankasi A/S Series C (a)		1,192,677	818,654
Yapi ve Kredi Bankasi A/S (a)		2,176,362	666,011

TOTAL TURKEY			17,789,734

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (d)		2,106,012	2,878,233
Aldar Properties PJSC (a)		2,872,134	1,352,733
Dubai Islamic Bank Pakistan Ltd. (a)		1,384,467	1,420,971
Emaar Malls Group PJSC (a)		1,903,145	689,104
Emaar Properties PJSC (a)		2,613,334	1,828,476
Emirates NBD Bank PJSC		1,130,148	2,719,875
Emirates Telecommunications Corp.		1,322,298	5,990,237
National Bank of Abu Dhabi PJSC (a)		2,069,000	6,150,982

TOTAL UNITED ARAB EMIRATES			23,030,611

United Kingdom - 8.1%
3i Group PLC		739,516	8,611,563
Admiral Group PLC		143,964	4,522,773
Anglo American PLC (United Kingdom)		931,442	22,802,555
Antofagasta PLC		298,546	4,015,436
Ashtead Group PLC		341,738	10,892,608
Associated British Foods PLC		268,039	6,192,733
AstraZeneca PLC (United Kingdom)		994,274	109,847,082
Auto Trader Group PLC (c)		735,132	5,135,278
Aveva Group PLC		49,811	2,703,300
Aviva PLC		2,948,379	10,139,637
BAE Systems PLC		2,431,954	15,586,167
Barclays PLC		13,083,609	16,962,877
Barratt Developments PLC		771,380	5,155,714
Berkeley Group Holdings PLC		95,657	5,577,077
BHP Billiton PLC		1,601,603	34,632,147
BP PLC		10,415,010	37,718,044
BP PLC sponsored ADR		844,407	18,610,730
British American Tobacco PLC (United Kingdom)		1,743,584	57,622,532
British Land Co. PLC		674,236	3,217,528
BT Group PLC		6,724,200	8,676,990
Bunzl PLC		254,834	7,332,038
Burberry Group PLC		301,908	4,919,223
Coca-Cola European Partners PLC		156,506	6,443,352
Compass Group PLC		1,346,559	18,516,593
Croda International PLC		97,421	7,307,130
Diageo PLC		1,767,196	64,662,861
Direct Line Insurance Group PLC		1,033,547	4,010,034
Evraz PLC		383,498	1,448,267
GlaxoSmithKline PLC		3,796,970	75,636,838
Halma PLC		287,986	8,210,487
Hargreaves Lansdown PLC		252,246	5,775,023
Hikma Pharmaceuticals PLC		130,943	3,685,194
HSBC Holdings PLC (United Kingdom)		15,383,797	69,270,522
Imperial Brands PLC		721,725	12,054,857
Informa PLC		1,146,485	5,436,161
InterContinental Hotel Group PLC		129,458	5,962,981
Intertek Group PLC		122,307	8,610,171
ITV PLC		2,721,365	2,019,093
J Sainsbury PLC		1,361,558	3,335,536
John David Group PLC		338,468	2,683,139
Johnson Matthey PLC		147,591	4,325,672
Kingfisher PLC		1,596,300	5,054,638
Land Securities Group PLC		533,528	4,026,906
Legal & General Group PLC		4,512,211	12,639,876
Lloyds Banking Group PLC		53,075,701	18,083,467
London Stock Exchange Group PLC		239,022	26,402,116
M&G PLC		1,962,192	4,125,026
Melrose Industries PLC		3,678,631	4,105,549
Mondi PLC		158,564	2,829,047
Mondi PLC		230,296	4,145,631
National Grid PLC		2,654,498	31,286,540
Next PLC		101,571	7,246,126
NMC Health PLC		75,611	22,645
Ocado Group PLC (a)		350,333	9,414,768
Pearson PLC		310,999	2,136,937
Pearson PLC sponsored ADR (b)		266,832	1,867,824
Persimmon PLC		245,750	7,726,916
Prudential PLC		1,968,566	28,132,313
Reckitt Benckiser Group PLC		537,163	53,861,135
RELX PLC (London Stock Exchange)		1,466,443	31,001,118
Rentokil Initial PLC		1,394,984	9,754,674
Rio Tinto PLC		850,583	51,776,889
Rolls-Royce Holdings PLC		1,473,456	4,420,157
Royal Bank of Scotland Group PLC		3,631,636	5,039,040
Royal Dutch Shell PLC:
Class A (United Kingdom)		3,133,587	45,799,194
Class B (United Kingdom)		2,808,841	39,426,188
RSA Insurance Group PLC		773,887	4,346,861
Sage Group PLC		828,575	7,911,107
Schroders PLC		94,833	3,680,644
Scottish & Southern Energy PLC		777,021	13,180,107
Segro PLC		892,858	11,327,536
Severn Trent PLC		175,629	5,632,510
Smith & Nephew PLC		661,607	13,058,453
Smiths Group PLC		299,220	5,307,250
Spirax-Sarco Engineering PLC		55,617	7,505,954
St. James's Place Capital PLC		408,185	5,034,308
Standard Chartered PLC (United Kingdom)		2,047,477	10,340,009
Standard Life PLC		1,774,339	5,815,815
Taylor Wimpey PLC		2,771,875	4,294,193
Tesco PLC		7,445,804	21,014,622
Unilever PLC		886,008	52,757,365
United Utilities Group PLC		506,922	5,972,048
Vodafone Group PLC		13,686,877	20,569,322
Vodafone Group PLC sponsored ADR		655,485	9,963,372
Whitbread PLC		150,761	4,302,146
WM Morrison Supermarkets PLC		1,846,695	4,516,769

TOTAL UNITED KINGDOM			1,337,123,054

United States of America - 0.1%
Legend Biotech Corp. ADR		2,798	98,602
NICE Systems Ltd. sponsored ADR (a)(b)		16,377	3,361,215
Southern Copper Corp. (b)		70,504	3,081,730
Yum China Holdings, Inc.		270,247	13,847,456

TOTAL UNITED STATES OF AMERICA			20,389,003

TOTAL COMMON STOCKS
(Cost $15,062,677,966)			15,771,242,638

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.5%
Ambev SA sponsored ADR		766,460	2,054,113
Banco Bradesco SA:
(PN)		2,646,251	11,383,361
(PN) sponsored ADR		1,190,501	5,023,914
Brasil Foods SA sponsored ADR (a)		195,874	779,579
Braskem SA (PN-A)		144,300	630,693
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		207,642	1,530,482
Companhia Energetica de Minas Gerais (CEMIG) (PN)		701,965	1,614,780
Companhia Paranaense de Energia-Copel (PN-B)		80,800	1,028,171
Gerdau SA		840,450	2,811,408
Itau Unibanco Holding SA		2,650,761	13,664,005
Itau Unibanco Holding SA sponsored ADR		975,637	4,975,749
Itausa-Investimentos Itau SA (PN)		3,342,307	6,836,399
Lojas Americanas SA (PN)		692,367	4,525,925
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		1,847,340	7,861,699
(PN) sponsored ADR (non-vtg.)		911,924	7,778,712
sponsored ADR		109,587	950,119
Telefonica Brasil SA		340,540	3,437,029

TOTAL BRAZIL			76,886,138

Chile - 0.0%
Embotelladora Andina SA Class B		270,162	678,028
Sociedad Quimica y Minera de Chile SA (PN-B)		86,225	2,625,269

TOTAL CHILE			3,303,297

Colombia - 0.0%
Bancolombia SA (PN)		374,232	2,656,616
France - 0.0%
Air Liquide SA (a)		41,793	6,874,122
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		56,829	2,915,981
Fuchs Petrolub AG		54,719	2,391,327
Henkel AG & Co. KGaA		135,680	13,329,343
Porsche Automobil Holding SE (Germany)		120,332	6,811,148
Sartorius AG (non-vtg.)		26,968	10,336,967
Volkswagen AG		141,762	20,873,568

TOTAL GERMANY			56,658,334

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		4,883,346	1,948,892
Korea (South) - 0.2%
AMOREPACIFIC Corp.		4,740	243,766
Hyundai Motor Co.		28,762	1,659,540
Hyundai Motor Co. Series 2		15,910	920,653
LG Chemical Ltd.		7,920	1,761,678
LG Household & Health Care Ltd.		831	496,157
Samsung Electronics Co. Ltd.		726,033	30,052,543

TOTAL KOREA (SOUTH)			35,134,337

Russia - 0.0%
Surgutneftegas OJSC		5,155,717	2,601,990
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $210,584,060)			186,063,726
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	43,212

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.17% 11/5/20 (f)
(Cost $37,284,055)		37,300,000	37,290,728
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,284,055)			37,290,728
		Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.14% (g)		418,384,810	$418,510,325
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)		133,517,709	133,531,061
TOTAL MONEY MARKET FUNDS
(Cost $551,999,746)			552,041,386
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $15,862,592,508)			16,546,681,690
NET OTHER ASSETS (LIABILITIES) - (0.6)%(i)			(105,544,402)
NET ASSETS - 100%			$16,441,137,288

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3,382	Sept. 2020	$306,679,760	$8,472,233	$8,472,233
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,662	Sept. 2020	142,323,830	13,123,040	13,123,040
TME S&P/TSX 60 Index Contracts (Canada)	219	Sept. 2020	31,568,569	1,940,385	1,940,385
TOTAL FUTURES CONTRACTS					$23,535,658

The notional amount of futures purchased as a percentage of Net Assets is 3%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $302,923,273 or 1.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $37,290,728.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $20,566,161 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,263,381
Fidelity Securities Lending Cash Central Fund	2,038,904
Total	$6,302,285

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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